                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:   September 30, 2007
                                                  Estimated average burden
                                                  hours per response.......19.4
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04193
                                  ---------------------------------------------

                              RSI Retirement Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        150 East 42nd Street New York, NY                       10017
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

        150 East 42nd Street New York, NY                       10017
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   800-772-3615
                                                   ----------------------------

Date of fiscal year end:     September 30, 2005
                         --------------------------
Date of reporting period:    March 31, 2005
                         --------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT


RSI RETIREMENT TRUST


CORE EQUITY FUND

VALUE EQUITY FUND

EMERGING GROWTH EQUITY FUND

INTERNATIONAL EQUITY FUND

ACTIVELY MANAGED BOND FUND

INTERMEDIATE-TERM BOND FUND


MARCH 31, 2005


[RETIREMENT SYSTEM DISTRIBUTORS INC.(R) LOGO]

BROKER/DEALER
RETIREMENT SYSTEM
DISTRIBUTORS INC.

150 EAST 42ND STREET, 27TH FLOOR
NEW YORK, NY 10017-5633
1-800-772-3615
www.rsgroup.com

TABLE OF CONTENTS

                                                                        PAGE
President's Message                                                        1
Investment Review                                                          4
      RSI Retirement Trust Investment Funds                                4
      Investment Fund Performance                                          5
      Investment Fund Diversification of Portfolio Holdings                6
About the Investment Funds' Expenses                                       7
Statements of Investments                                                  8
      Core Equity Fund                                                     8
      Value Equity Fund                                                   13
      Emerging Growth Equity Fund                                         14
      International Equity Fund                                           17
      Actively Managed Bond Fund                                          22
      Intermediate-Term Bond Fund                                         25
Statements of Assets and Liabilities                                      27
Statements of Operations                                                  29
Statements of Changes in Net Assets                                       31
Financial Highlights                                                      33
Notes to Financial Statements                                             36
2004 Annual Meeting Results                                               41
About the Investment Funds' Officers and Service Providers                42
About the Investment Funds' Trustees and Senior Officers                  43
Additional Information                                                    46

This Semi-Annual Report is unaudited.

[RETIREMENT SYSTEM DISTRIBUTORS INC.(R) LOGO]

is a registered trademark of Retirement System Group Inc. Any opinions or projections in this report are subject to change without notice and are not intended as individual investment advice. The information contained herein shall not be construed to be or constitute an offer or solicitation of an offer to buy units in the RSI Retirement Trust ("Trust"). Sales of units in the Trust may be made only in those states where such units are exempt from registration or have been qualified for sale. Total returns are based on historical results and are not intended to indicate future performance. Investment return and unit net asset value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance, visit www.rsgroup.com, or call 1-800-772-3615. This material must be preceded or accompanied by a prospectus.

                    PRESIDENT'S MESSAGE TO FELLOW UNITHOLDERS

     William Dannecker, President and Trustee of RSI Retirement Trust (the "Trust"), working in various capacities on behalf of unitholders since 1968, recently sat down for an interview to review developments in the Trust over the past six months. He commented on several items, including the market environment and investment fund performance.

Q:   Describe the economic backdrop during the past six months?

A: There is no doubt that the markets and the economy were both highly volatile during the last six months. In fact, one could say that it was a tale of two periods. The volatility was caused by a number of forces including a combative Federal Reserve ("Fed"), uneven GDP growth, rising inflation expectations, the capricious price of oil, the "twin deficits", the potential effects of a secularly weakening dollar and slowing corporate profits. Although stocks enjoyed sizable gains from September to December 2004, they reversed course somewhat from January to March 2005 leaving a bad taste in the mouth of investors as we moved into the second quarter of the current fiscal year. Investors assumed significant risk during the fourth quarter rally and "lower quality" companies surged. However, this proved to be short-lived given the "flight to quality" that occurred during March. Bond yields, meanwhile, increased for all maturities although the yield curve flattened as it normally does with a combative Fed.

     The U.S. economy, in similar fashion, was strong through the end of 2004 but displayed signs of weakness as the new year progressed due in large part to the increasing cost of variable rate debt and the sustained high price of oil and other commodities. Also currently weighing on growth expectations is anticipated weakness from Japan and Germany, in particular.

     Over the last six months, the S&P 500 Index rose 6.9%, the Russell 2000 advanced 8.0%, and the MSCI EAFE Index (helped by a falling dollar) surged 15.1%. Although the EAFE Index continued with its relative strength into 2005, the small-cap market (after six straight calendar years of outperformance) looked like it was beginning to unwind. Meanwhile, value investors continued to outpace their growth counterparts for the measurement period.

     The investment-grade fixed-income market was lackluster with a 0.5% return provided by the LB Aggregate Bond Index for the trailing six months. The story here was that longer maturity instruments outperformed and higher quality companies gained momentum toward the end of the period.

Q: Overall, how did the investment funds of the Trust perform over these past six months?

A: During the first half of the current fiscal year (October 1, 2004 to March 31, 2005) the International Equity Fund, sub-advised by Julius Baer Investment Management LLC, turned in the strongest investment performance. The fund posted double-digit returns and thereby outpaced its peers (Lipper International Large-Cap Core Funds Average, comprised of mutual funds with similar investment objectives and strategies). The two fixed-income funds of the Trust, the Actively Managed Bond Fund and Intermediate-Term Bond Fund, each sub-advised by Shay Assets Management, Inc., were up marginally over the recent six months. While total return of the fixed-income funds was lackluster during the six month period ended March 31, 2005, each fund's results surpassed the performance of its mutual fund peer group benchmark Average, the Lipper General U.S. Government Funds and Lipper Short-Intermediate U.S. Government Funds, respectively.

     While the three remaining equity funds of the Trust gained ground during the reporting period, each fell short of the average return of its respective Lipper peer group benchmark. The Core Equity Fund, sub-advised by Northern Trust Investments, N.A. and RCM Capital Management LLC, came within reaching distance, 0.25%, of the average return of its Lipper Large-Cap Core Fund peers. On the other hand, the performance of the Value Equity Fund, sub-advised by Shay Assets Management, Inc., and the Emerging Growth Equity Fund, sub-advised by Batterymarch Financial

     Management, Inc. and Neuberger Berman Management Inc., was disappointing as the funds significantly lagged their Lipper peer fund benchmarks. (See table on page 5.)

     Importantly, the primary culprit for the underperformance of the Core Equity, Value Equity and Emerging Growth Equity Funds was the fourth quarter of 2004. In fact, each of these funds lagged significantly during the fourth quarter as their "high quality" posture was out-of-favor. However, this is not surprising given that the funds are strategically structured to perform relatively well in falling, flat, and rising markets but give-up some gains in surging markets (particularly such as the fourth quarter of 2004).

Q:   Who invests in the Trust? Describe the investment program.

A: The Trust was originally created to serve employers (plan sponsors) as a vehicle for investing the assets of tax-qualified employee pension plans, and continues that mission today. Currently, many individuals invest in the Trust via Individual Retirement Accounts ("IRAs") or through participation in their employer's 401(k) or other defined contribution savings plan. The Board of Trustees ("Trustees") and the investment adviser, Retirement System Investors Inc., determine the investment strategy, guidelines and performance objectives for each of the investment funds individually, ever mindful of the role they play in helping investors achieve their retirement savings goals.

     However, the majority of the assets in the investment funds are invested via the Trust's defined benefit investment program. In addition to setting investment policy, monitoring portfolio compliance and providing sub-adviser oversight and evaluation for each of the investment funds, the Trustees and Retirement System Investors Inc. also oversee each fund as a component of the overall defined benefit investment program. In addition to investment management, asset allocation is a key element of a pension plan, and asset allocation is the framework upon which a defined benefit, or any investment program, is built. Numerous studies have shown that over the long-term, a portfolio of less than perfect positive correlation (i.e., a diversified portfolio) will have a greater performance return than an undiversified portfolio with equivalent risk. The Trustees and Retirement System Investors set asset allocation and rebalancing policy for defined benefit plan sponsors who have delegated discretion to the Trust. Rebalancing, that is moving assets from an outperforming strategy or asset class to an underperforming one is essentially a systematic approach to selling high and buying low. Rebalancing aims to capture gains prior to the onset of down market cycles, and essentially serves to maintain the established risk profile of the program.

     We believe that the Trust's defined benefit pension program has been successful over the long-term. Most recently, the Trust's Risk Category 2 pension plans (POSITIVE RISK TOLERANCE, as defined within the STATEMENT OF INVESTMENT OBJECTIVES AND GUIDELINES) achieved an average total return of 5.9% over the six months covered by this Semi-Annual Report, well above annual actuarial return assumptions used by the Trust's pension plans.

Q:   What is the market outlook for the next six to twelve months?

A: We expect solid but slowing economic growth as the Fed's persistence eventually works its way through the economic cycle. This slow down should help contain inflation but, at the same time, depress corporate profitability. We believe Mr. Greenspan and his associates will see no reason to veer off their current course of increasing interest rates toward a neutral position. However, the Fed must be careful given that it has already removed meaningful liquidity from the market (i.e., rates on home equity loans have increased substantially although they remain low by historical standards). Although, we are not expecting it, there is a small risk of "stagflation" (in the intermediate-term) should the economy sputter and oil prices and commodities prices remain inflated.

     The bottom line is that the economy and capital markets are expected to remain choppy over the coming six to twelve months but we believe the investment funds of the Trust are positioned to perform relatively well in such an environment.

Q:   Do you have any closing remarks for the unitholders of the Trust?

A: I would be remiss if I did not emphasize once again, as I do in each shareholder report, that the Trustees, Retirement System Investors Inc., the investment adviser, and Evaluation Associates LLC, the independent investment consultant to the Trust, have worked together closely to structure the investment program and the individual investment funds of the Trust in order to best help retirement plan sponsors and their employees achieve their long-term retirement savings objectives. We believe that this is best accomplished with a long-term strategy and clear risk controls through a focus on high quality and diversification.


I thank my fellow unitholders for investing in RSI Retirement Trust.

                                             Sincerely,

                                             /s/ William Dannecker
                                             William Dannecker
                                             President and Trustee
                                             May 10, 2005

RSI Retirement Trust

 INVESTMENT REVIEW

EQUITY INVESTMENT FUNDS

RSI RETIREMENT TRUST CORE EQUITY FUND

     The Core Equity Fund seeks long-term capital appreciation. The fund invests in stocks of a broadly diversified group of high quality, medium-to large sized companies with attractive valuations and earnings growth potential, and equity securities included in the S&P 500 Index. Under sub-advisory agreements with Retirement System Investors ("RSI"), the investment adviser, RCM Capital Management LLC manages approximately 60% of the assets of the fund, while Northern Trust Investments, N.A. manages approximately 40% of the fund's assets.

RSI RETIREMENT TRUST VALUE EQUITY FUND

     The Value Equity Fund seeks income and capital appreciation by investing in a diversified portfolio of stocks with below-average price-to-earnings (P/E) ratios and above-average growth prospects. The portfolio typically has a dividend yield that is higher than the market itself. The aim of the portfolio manager is to produce above-market returns by choosing stocks whose current prices do not adequately reflect their ability to grow earnings and dividends over time. RSI is the investment adviser of the fund and Shay Assets Management, Inc. is the sub-adviser of the fund.

RSI RETIREMENT TRUST EMERGING GROWTH EQUITY FUND

     The Emerging Growth Equity Fund seeks capital appreciation by investing in companies with small market capitalizations, which may include rapidly growing, emerging companies. Under sub-advisory agreements with RSI, the investment adviser, Batterymarch Financial Management, Inc. manages approximately 60% of the fund's assets and Neuberger Berman Management Inc. manages approximately 40% of the assets.

RSI RETIREMENT TRUST INTERNATIONAL EQUITY FUND

     The International Equity Fund seeks capital appreciation by investing in common stocks of well-established companies that are headquartered in foreign countries, in order to take advantage of opportunities outside of the U.S. capital markets. While holdings are concentrated in the larger, established markets abroad, investments may also be made in emerging markets. RSI is the investment adviser, while the fund is sub-advised by Julius Baer Investment Management LLC.

FIXED-INCOME INVESTMENT FUNDS

RSI RETIREMENT TRUST ACTIVELY MANAGED BOND FUND

     The Actively Managed Bond Fund invests in high quality, fixed-income securities, U.S. government and high-grade corporate debt issues, without limit as to maturity, and seeks to maximize both principal appreciation and income return. The quality of holdings of the fund is restricted to "A" or better at the time of purchase, and at least 65% of the holdings must be in U.S. government or agency issues at all times. RSI is the investment adviser of the fund and Shay Assets Management, Inc. is the sub-adviser of the fund.

RSI RETIREMENT TRUST INTERMEDIATE-TERM BOND FUND

     The Intermediate-Term Bond Fund invests in high quality, fixed-income securities that mature within ten years, or have expected average lives of ten years or less. At least 65% of the holdings must be in U.S. government or agency issues at all times. RSI is the investment adviser of the fund and Shay Assets Management, Inc. is the sub-adviser of the fund.

PERFORMANCE

NET INVESTMENT PERFORMANCE
FOR PERIODS ENDED MARCH 31, 2005

                                                                        AVERAGE ANNUAL TOTAL RETURN
                                                                ------------------------------------------
                                                   6 MONTHS     1 YEAR    3 YEARS     5 YEARS     10 YEARS
                                                   --------     ------    -------     -------     --------
CORE EQUITY FUND                                       5.99%      3.28%     (2.76)%     (7.41)%       7.73%
Lipper Large-Cap Core Funds Avg.                       6.24       4.04       0.66       (4.47)        8.87
VALUE EQUITY FUND                                      6.74       8.50       3.38        2.95        12.86
Lipper Large-Cap Value Funds Avg.                      8.09       8.54       3.74        3.04        10.22
EMERGING GROWTH EQUITY FUND                            5.75       3.90      (2.11)     (10.72)        6.95
Lipper Small-Cap Core Funds Avg.*                      9.32       7.89       8.57        7.25        11.53
INTERNATIONAL EQUITY FUND                             16.31      14.56       6.82       (2.69)        5.15
Lipper International Large-Cap Core
 Funds Avg.                                           13.33      11.39       7.45       (3.96)        5.79
ACTIVELY MANAGED BOND FUND                             0.79       1.67       4.63        6.70         6.69
Lipper General U.S. Gov't Funds Avg.                   0.35       0.46       4.68        5.83         5.93
INTERMEDIATE-TERM BOND FUND                            0.48       0.85       2.40        4.56         5.19
Lipper Short-Interm. U.S. Gov't Funds Avg.            (0.34)     (0.61)      3.40        5.05         5.37

*Prior to January 2003, the Emerging Growth Equity Fund was classified by Lipper Inc. as a Lipper Small-Cap Growth Fund.

     All performance results reported herein are net of management fees and all related investment expenses. Total return includes changes in share price and reinvestment of dividends and capital gains distributions, if any. The performance quoted represents past performance and does not indicate or guarantee future performance. Investment return and unit net asset value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance for the investment funds of RSI Retirement Trust, visit www.rsgroup.com. This material must be preceded or accompanied by a prospectus, which can also be obtained at www.rsgroup.com.

     Returns for the Lipper Averages are provided for comparison. Lipper Inc. is an independent reporting service that measures the performance of most U.S. mutual funds. Lipper Averages represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into an indicated category and are net of all expenses other than sales charges and redemption fees, if any. The data has been prepared from sources deemed to be reliable, but is not guaranteed as to accuracy or completeness.

PORTFOLIO HOLDINGS

DIVERSIFICATION BY SECTOR*
AS OF MARCH 31, 2005

                                          CORE           VALUE       EMERGING GROWTH
SECTOR                                 EQUITY FUND    EQUITY FUND      EQUITY FUND
------                                 -----------    -----------    ---------------
Consumer Discretionary                    13.5%            7.9%            16.8%
Consumer Staples                           9.1             3.4              1.6
Energy                                     8.8            17.6              9.1
Financials                                14.6            20.1             10.4
Health Care                               16.1             3.5             11.8
Industrials                               10.4             9.7             16.9
Information Technology                    16.1             7.1              8.7
Materials                                  1.3            10.3              7.1
Telecommunications                         1.2             7.7              0.6
Utilities                                  1.4             4.7              0.7
Short-Term Investments                     7.5             8.0             16.3
                                         -----           -----            -----
Total Investments                        100.0           100.0            100.0
                                         =====           =====            =====

DIVERSIFICATION BY GEOGRAPHIC DISTRIBUTION*
AS OF MARCH 31, 2005

                                                                       INTERNATIONAL
REGION/COUNTRY                                                          EQUITY FUND
--------------                                                         -------------
Dollar Bloc Countries**                                                      7.0%
Emerging Markets                                                            19.4
Europe                                                                      42.6
Japan                                                                       13.4
United Kingdom                                                              11.3
United States                                                                6.3
                                                                           -----
Total Investments                                                          100.0
                                                                           =====

DIVERSIFICATION BY SECTOR*
AS OF MARCH 31, 2005

                                               ACTIVELY MANAGED    INTERMEDIATE-TERM
SECTOR                                             BOND FUND           BOND FUND
------                                         ----------------    -----------------
Commercial Paper                                      3.9%                0.0%
Corporate Bonds                                       9.1                12.3
Mortgage-Backed Securities                           11.9                12.5
U.S. Gov't & Agency Obligations                      69.4                69.8
Short-Term Investments                                5.7                 5.4
                                                    -----               -----
Total Investments                                   100.0               100.0
                                                    =====               =====

*Calculated as a percentage of total investments. Sector diversification and geographic distribution are subject to change.
**Dollar Bloc countries include Canada, Australia and New Zealand.

RSI Retirement Trust

 ABOUT THE INVESTMENT FUNDS' EXPENSES

EXPENSE EXAMPLES

     As a unitholder of the RSI Retirement Trust ("Trust"), you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     Each Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March 31, 2005.

ACTUAL EXPENSES

     In the table below, the first line following the name of each Investment Fund of the Trust provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     In the table below, the second line following the name of each Investment Fund of the Trust provides information about hypothetical account values and hypothetical expenses based on each Investments Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Investment Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the lines in the table labeled "Hypothetical" are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING        ENDING         EXPENSES PAID       EXPENSE RATIO
                                             ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*     DURING PERIOD**
                                             -------------   -------------   -----------------   -----------------
                                                10/1/04         3/31/05      10/1/04 - 3/31/05   10/1/04 - 3/31/05
                                             -------------   -------------   -----------------   -----------------
CORE EQUITY FUND
  Actual Expenses                             $  1,000.00     $  1,059.90         $  5.96              1.16%
  Hypothetical (5% Return Before Expenses)    $  1,000.00     $  1,019.15         $  5.84              1.16%
VALUE EQUITY FUND
  Actual Expenses                             $  1,000.00     $  1,067.40         $  6.29              1.22%
  Hypothetical (5% Return Before Expenses)    $  1,000.00     $  1,018.85         $  6.14              1.22%
EMERGING GROWTH EQUITY FUND
  Actual Expenses                             $  1,000.00     $  1,057.50         $  9.08              1.77%
  Hypothetical (5% Return Before Expenses)    $  1,000.00     $  1,016.11         $  8.90              1.77%
INTERNATIONAL EQUITY FUND
  Actual Expenses                             $  1,000.00     $  1,163.10         $  9.22              1.71%
  Hypothetical (5% Return Before Expenses)    $  1,000.00     $  1,016.40         $  8.60              1.71%
ACTIVELY MANAGED BOND FUND
  Actual Expenses                             $  1,000.00     $  1,007.90         $  5.31              1.06%
  Hypothetical (5% Return Before Expenses)    $  1,000.00     $  1,019.65         $  5.34              1.06%
INTERMEDIATE-TERM BOND FUND
  Actual Expenses                             $  1,000.00     $  1,004.80         $  6.95              1.39%
  Hypothetical (5% Return Before Expenses)    $  1,000.00     $  1,018.00         $  6.99              1.39%

*Expenses are equal to the average account value times the Investment Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. **Annualized.

RSI Retirement Trust

 STATEMENT OF INVESTMENTS

CORE EQUITY FUND
March 31, 2005 (Unaudited)

                                                                                       SHARES            VALUE
                                                                                       ------            -----
COMMON STOCKS--98.8%

CONSUMER DISCRETIONARY--14.4%
AutoNation, Inc.*                                                                       1,436   $       27,198
AutoZone, Inc.*                                                                           369           31,623
Bed Bath & Beyond, Inc.* (a)                                                            1,711           62,520
Best Buy Co., Inc.                                                                      1,752           94,626
Big Lots, Inc.*                                                                           679            8,162
Black & Decker Corp. (The) (a)                                                            419           33,097
Brunswick Corp.                                                                           504           23,612
Carnival Corp.                                                                         40,216        2,083,590
Centex Corp.                                                                              678           38,829
Circuit City Stores, Inc. (a)                                                           1,094           17,559
Clear Channel Communications, Inc.                                                      3,005          103,582
Coach, Inc.* (a)                                                                       20,150        1,141,095
Comcast Corp., Class A*                                                                12,513          422,689
Cooper Tire & Rubber Co. (a)                                                              392            7,197
Dana Corp. (a)                                                                            792           10,130
Darden Restaurants, Inc.                                                                  797           24,452
Delphi Corp. (a)                                                                        3,240           14,515
Dillard's, Inc., Class A                                                                  458           12,320
Dollar General Corp. (a)                                                                1,827           40,030
Dow Jones & Co., Inc.                                                                     444           16,592
Eastman Kodak Co.                                                                       1,613           52,503
eBay, Inc.*                                                                             6,876          256,200
Family Dollar Stores, Inc.                                                                948           28,781
Federated Department Stores, Inc.                                                         937           59,631
Ford Motor Co.                                                                         10,430          118,172
Fortune Brands, Inc. (a)                                                                  770           62,085
Gannett Co., Inc.                                                                       1,401          110,791
Gap, Inc. (The)                                                                         4,165           90,964
General Motors Corp. (a)                                                                3,243           95,312
Genuine Parts Co.                                                                         961           41,794
Goodyear Tire & Rubber Co.* (a)                                                           970           12,950
Harley-Davidson, Inc. (a)                                                               1,621           93,629
Harrah's Entertainment, Inc.                                                              635           41,008
Hasbro, Inc.                                                                            1,060           21,677
Hilton Hotels Corp.                                                                     2,121           47,404
Home Depot, Inc. (The)                                                                 12,518          478,688
International Game Technology                                                           2,004           53,427
Interpublic Group of Cos., Inc.* (a)                                                    2,413           29,632
J.C. Penney Co., Inc.                                                                  42,313        2,196,890
Johnson Controls, Inc.                                                                  1,096           61,113
Jones Apparel Group, Inc.                                                                 645           21,601
KB Home (a)                                                                               214           25,136
Knight-Ridder, Inc.                                                                       437           29,388
Kohl's Corp.*                                                                           1,866           96,342
Leggett & Platt, Inc. (a)                                                               1,184           34,194
Limited Brands, Inc.                                                                    2,212           53,752
Liz Claiborne, Inc.                                                                       627           25,162
Lowe's Cos., Inc. (a)                                                                  27,435        1,566,264
Marriott International, Inc., Class A                                                  12,630          844,442
Mattel, Inc.                                                                            2,366           50,514
May Department Stores Co. (The)                                                         1,726           63,897
Maytag Corp.                                                                              424            5,923
McDonald's Corp.                                                                        7,194          224,021
McGRAW-HILL COS., INC. (THE) (a)                                                        1,076           93,881
Meredith Corp.                                                                            332           15,521
New York Times Co. (The), Class A                                                         798           29,191
Newell Rubbermaid, Inc.                                                                 1,532   $       33,612
News Corp., Class A                                                                   115,400        1,952,567
Nike, Inc., Class B                                                                    25,374        2,113,907
Nordstrom, Inc. (a)                                                                       707           39,154
Office Depot, Inc.*                                                                     1,816           40,279
OfficeMax, Inc. (a)                                                                       490           16,415
Omnicom Group, Inc.                                                                     1,069           94,628
Pulte Homes, Inc. (a)                                                                     722           53,161
RadioShack Corp.                                                                          905           22,173
Reebok International Ltd.                                                                 294           13,024
Reynolds American, Inc. (a)                                                               684           55,124
Sears Holdings Corp.*                                                                     560           74,575
Sherwin-Williams Co.                                                                      774           34,048
Snap-on, Inc.                                                                             290            9,219
Stanley Works Co. (The)                                                                   468           21,186
Staples, Inc.                                                                           2,773           87,155
Starbucks Corp.*                                                                        2,251          116,287
Starwood Hotels & Resorts Worldwide, Inc.                                               1,243           74,617
Target Corp. (a)                                                                       31,530        1,577,131
Tiffany & Co.                                                                             769           26,546
Time Warner, Inc.*                                                                     26,054          457,248
TJX Cos., Inc. (The)                                                                    2,744           67,585
Toys "R" Us, Inc.*                                                                      1,324           34,106
Tribune Co.                                                                             1,731           69,015
Univision Communications, Inc.*                                                        32,350          895,772
V.F. Corp.                                                                                617           36,489
Viacom, Inc., Class B                                                                   9,718          338,478
Visteon Corp.                                                                             773            4,414
Wal-Mart Stores, Inc.                                                                  19,166          960,408
Walt Disney Co. (The)                                                                  11,609          333,527
Wendy's International, Inc.                                                               658           25,688
Whirlpool Corp.                                                                           359           24,315
Yum! Brands, Inc.                                                                       1,659           85,953
                                                                                                --------------
                                                                                                    21,133,104
                                                                                                --------------
CONSUMER STAPLES--9.7%
Alberto-Culver Co., Class B                                                               488           23,356
Albertson's, Inc.                                                                       2,049           42,312
Altria Group, Inc.                                                                     11,722          766,502
Anheuser-Busch Cos., Inc. (a)                                                           4,419          209,416
Archer Daniels Midland Co. (a)                                                          3,605           88,611
Avon Products, Inc.                                                                    26,229        1,126,273
Brown-Forman Corp., Class B                                                               510           27,923
Campbell Soup Co. (a)                                                                   1,941           56,328
Clorox Co. (The) (a)                                                                      869           54,738
Coca-Cola Co. (The)                                                                    12,893          537,251
Coca-Cola Enterprises, Inc.                                                             2,083           42,743
Colgate-Palmolive Co.                                                                   2,992          156,093
ConAgra Foods, Inc. (a)                                                                 2,885           77,953
Costco Wholesale Corp.                                                                  2,705          119,507
CVS Corp.                                                                               2,216          116,606
General Mills, Inc.                                                                     1,988           97,710
Gillette Co. (The)                                                                     26,888        1,357,306
H.J. Heinz Co.                                                                          1,948           71,764
Hershey Foods Corp. (a)                                                                 1,244           75,212
Kellogg Co. (a)                                                                         2,025           87,622
Kimberly-Clark Corp.                                                                    2,782          182,861
Kroger Co. (The)*                                                                       4,157           66,637

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
CONSUMER STAPLES (CONTINUED)
McCormick & Co., Inc.                                                                     731   $       25,168
Molson Coors Brewing Co., Class B                                                         534           41,209
Pepsi Bottling Group, Inc. (The)                                                        1,288           35,871
PepsiCo, Inc.                                                                          53,299        2,826,445
Plum Creek Timber Co., Inc.                                                             1,022           36,485
Procter & Gamble Co. (a)                                                               38,461        2,038,433
Safeway, Inc.*                                                                          2,505           46,418
Sara Lee Corp. (a)                                                                      4,388           97,238
SUPERVALU, Inc. (a)                                                                       694           23,145
Sysco Corp. (a)                                                                         3,619          129,560
UST, Inc.                                                                                 911           47,099
Walgreen Co. (a)                                                                       50,742        2,253,959
William Wrigley Jr. Co.                                                                18,352        1,203,341
                                                                                                --------------
                                                                                                    14,189,095
                                                                                                --------------
ENERGY--9.3%
Amerada Hess Corp.                                                                        500           48,105
Anadarko Petroleum Corp.                                                                1,366          103,953
Apache Corp.                                                                            1,860          113,888
Ashland, Inc.                                                                             356           24,019
Baker Hughes, Inc.                                                                      1,848           82,218
BJ Services Co.                                                                           957           49,649
Burlington Resources, Inc.                                                              2,180          109,153
ChevronTexaco Corp.                                                                    11,970          697,971
ConocoPhillips                                                                         11,714        1,263,238
Devon Energy Corp.                                                                      2,696          128,734
EOG Resources, Inc.                                                                     1,334           65,019
Exxon Mobil Corp. (a)                                                                  83,716        4,989,474
Halliburton Co.                                                                         2,837          122,700
Kerr-McGee Corp.                                                                          895           70,105
Marathon Oil Corp.                                                                      1,970           92,432
Nabors Industries Ltd.* (a)                                                               778           46,011
National-Oilwell, Inc.*                                                                   960           44,832
Noble Corp.                                                                            23,942        1,345,780
Occidental Petroleum Corp.                                                              2,255          160,488
Rowan Cos., Inc.                                                                          627           18,766
Schlumberger Ltd.                                                                      15,381        1,084,053
Smith International, Inc.                                                              24,625        1,544,726
Sunoco, Inc. (a)                                                                          414           42,857
Transocean, Inc.*                                                                       1,772           91,187
Unocal Corp.                                                                            1,525           94,077
Valero Energy Corp.                                                                     1,430          104,776
XTO Energy, Inc. (a)                                                                   34,601        1,136,297
                                                                                                --------------
                                                                                                    13,674,508
                                                                                                --------------
FINANCIALS--15.5%
ACE Ltd.                                                                                1,558           64,299
AFLAC, Inc.                                                                            36,689        1,367,031
Allstate Corp. (The)                                                                    3,798          205,320
Ambac Financial Group, Inc.                                                               613           45,822
American Express Co.                                                                    6,667          342,484
American International Group, Inc.                                                     14,817          821,010
AmSouth Bancorp. (a)                                                                    2,041           52,964
Aon Corp.                                                                               1,789           40,861
Apartment Investment & Management Co. (a)                                                 528           19,642
Archstone-Smith Trust                                                                   1,000           34,110
Bank of America Corp.                                                                  22,990        1,013,858
Bank of New York Co., Inc.                                                              4,462          129,621
BB&T Corp.                                                                              3,205   $      125,251
Bear Stearns Cos., Inc. (a)                                                               640           63,936
Capital One Financial Corp.                                                             1,417          105,949
Charles Schwab Corp.                                                                    6,541           68,746
Chubb Corp. (a)                                                                         1,051           83,313
Cincinnati Financial Corp. (a)                                                          1,019           44,439
CIT Group, Inc.                                                                         1,200           45,600
Citigroup, Inc.                                                                        97,585        4,385,469
Comerica, Inc.                                                                          1,070           58,936
Compass Bancshares, Inc.                                                                  600           27,240
Countrywide Financial Corp.                                                             3,330          108,092
E*TRADE Financial Corp.*                                                                2,100           25,200
Equity Office Properties Trust (a)                                                      2,463           74,210
Equity Residential                                                                      1,627           52,406
Fannie Mae (a)                                                                          5,485          298,658
Federated Investors, Inc.                                                                 525           14,863
Fifth Third Bancorp                                                                     3,078          132,292
First Horizon National Corp. (a)                                                          740           30,185
Franklin Resources, Inc.                                                               28,901        1,984,053
Freddie Mac (a)                                                                         3,844          242,941
Golden West Financial Corp.                                                             1,702          102,971
Goldman Sachs Group, Inc. (The)                                                         2,544          279,815
Hartford Financial Services Group, Inc. (a)                                             1,685          115,524
Huntington Bancshares, Inc. (a)                                                         1,527           36,495
J.P. Morgan Chase & Co.                                                                20,182          698,297
Janus Capital Group, Inc. (a)                                                           1,397           19,488
Jefferson-Pilot Corp.                                                                     747           36,640
KeyCorp                                                                                 2,309           74,927
Lehman Brothers Holdings, Inc.                                                          1,615          152,068
Lincoln National Corp.                                                                    986           44,508
Loews Corp.                                                                               938           68,981
M&T Bank Corp.                                                                            635           64,808
Marsh & McLennan Cos., Inc.                                                             2,956           89,922
Marshall & Ilsley Corp. (a)                                                             1,318           55,027
MBIA, Inc.                                                                                768           40,151
MBNA Corp.                                                                              7,230          177,497
Mellon Financial Corp. (a)                                                              2,560           73,062
Merrill Lynch & Co., Inc.                                                              38,668        2,188,608
MetLife, Inc.                                                                           4,149          162,226
MGIC Investment Corp.                                                                     557           34,350
Moody's Corp.                                                                             796           64,365
Morgan Stanley                                                                          6,324          362,049
National City Corp.                                                                     3,495          117,083
North Fork Bancorp., Inc.                                                               2,671           74,094
PNC Financial Services Group, Inc. (a)                                                  1,670           85,972
Principal Financial Group, Inc.                                                         1,761           67,781
Progressive Corp. (The)                                                                 1,144          104,973
ProLogis                                                                                  998           37,026
Providian Financial Corp.*                                                              1,637           28,091
Prudential Financial, Inc. (a)                                                          2,943          168,928
Regions Financial Corp. (a)                                                             2,621           84,920
SAFECO Corp. (a)                                                                          724           35,266
Simon Property Group, Inc.                                                              1,384           83,843
SLM Corp.                                                                               2,533          126,245
Sovereign Bancorp, Inc.                                                                 1,965           43,544
St. Paul Travelers Cos., Inc. (The)                                                     3,731          137,040
State Street Corp.                                                                      1,922           84,030
SunTrust Banks, Inc.                                                                    1,945          140,176

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
FINANCIALS (CONTINUED)
Synovus Financial Corp. (a)                                                             1,912   $       53,268
T. Rowe Price Group, Inc.                                                                 725           43,051
Torchmark Corp.                                                                           562           29,336
U.S. Bancorp (a)                                                                       10,509          302,869
UnumProvident Corp. (a)                                                                 1,676           28,526
Wachovia Corp. (a)                                                                      8,950          455,645
Washington Mutual, Inc. (a)                                                             4,983          196,829
Wells Fargo & Co.                                                                       9,657          577,489
Willis Group Holdings Ltd.                                                             20,975          773,348
XL Capital Ltd., Class A (a)                                                              812           58,764
Zions Bancorp (a)                                                                      25,407        1,753,590
                                                                                                --------------
                                                                                                    22,742,307
                                                                                                --------------
HEALTH CARE--17.3%
Abbott Laboratories                                                                    72,431        3,376,734
Aetna, Inc.                                                                            24,654        1,847,817
Allergan, Inc.                                                                            772           53,631
AmerisourceBergen Corp.                                                                   647           37,067
Amgen, Inc.*                                                                           24,497        1,425,970
Applera Corp. (Applied Biosystems Group)                                                1,195           23,589
Bausch & Lomb, Inc. (a)                                                                   255           18,692
Baxter International, Inc.                                                              3,533          120,051
Becton, Dickinson & Co.                                                                 1,395           81,496
Biogen Idec, Inc.*                                                                     32,135        1,108,979
Biomet, Inc.                                                                            1,569           56,955
Boston Scientific Corp.*                                                                4,396          128,759
Bristol-Myers Squibb Co.                                                               11,060          281,588
C.R. Bard, Inc.                                                                           592           40,303
Cardinal Health, Inc.                                                                   2,381          132,860
Caremark Rx, Inc.*                                                                      2,600          103,428
Chiron Corp.*                                                                             849           29,766
CIGNA Corp.                                                                               736           65,725
Eli Lilly & Co. (a)                                                                    22,743        1,184,910
Express Scripts, Inc., Class A*                                                           425           37,056
Forest Laboratories, Inc.* (a)                                                          2,011           74,306
Genzyme Corp.*                                                                          1,382           79,106
Gilead Sciences, Inc.*                                                                 32,360        1,158,488
Guidant Corp.                                                                           1,902          140,558
HCA, Inc.                                                                               2,308          123,640
Health Management Associates, Inc., Class A (a)                                         1,401           36,678
Hospira, Inc.*                                                                            833           26,881
Humana, Inc.*                                                                             879           28,075
IMS Health, Inc. (a)                                                                    1,296           31,609
IVAX Corp.*                                                                            52,175        1,031,500
Johnson & Johnson                                                                      46,603        3,129,857
King Pharmaceuticals, Inc.*                                                             1,409           11,709
Laboratory Corp. of America Holdings*                                                     797           38,415
Manor Care, Inc.                                                                          495           17,998
McKesson Corp. (a)                                                                      1,639           61,872
Medco Health Solutions, Inc.* (a)                                                       1,605           79,560
MedImmune, Inc.*                                                                        1,414           33,667
Medtronic, Inc.                                                                        38,023        1,937,272
Merck & Co., Inc.                                                                      12,508          404,884
Millipore Corp.* (a)                                                                      325           14,105
Mylan Laboratories, Inc.                                                                1,500           26,580
Novartis AG - ADR                                                                      32,100        1,501,638
Pfizer, Inc.                                                                           42,344        1,112,377
Quest Diagnostics, Inc.                                                                   502           52,775
Schering-Plough Corp.                                                                   8,308   $      150,790
St. Jude Medical, Inc.*                                                                 1,994           71,784
Stryker Corp.                                                                           2,158           96,268
Tenet Healthcare Corp.* (a)                                                             2,696           31,085
UnitedHealth Group, Inc.                                                               21,061        2,008,798
Watson Pharmaceuticals, Inc.* (a)                                                         619           19,022
WellPoint, Inc.* (a)                                                                    1,705          213,722
Wyeth                                                                                  27,745        1,170,284
Zimmer Holdings, Inc.*                                                                  1,408          109,556
                                                                                                --------------
                                                                                                    25,180,235
                                                                                                --------------
INDUSTRIALS--11.2%
3M Co. (a)                                                                              4,401          377,122
Allied Waste Industries, Inc.* (a)                                                      1,530           11,184
American Power Conversion Corp.                                                         1,017           26,554
American Standard Cos., Inc.                                                            1,122           52,151
Apollo Group, Inc., Class A* (a)                                                          920           68,135
Avery Dennison Corp. (a)                                                                  537           33,256
Boeing Co. (The)                                                                        4,745          277,393
Burlington Northern Santa Fe Corp.                                                      2,186          117,891
Caterpillar, Inc.                                                                       1,903          174,010
Cendant Corp.                                                                           5,968          122,583
Cintas Corp.                                                                              838           34,618
Cooper Industries Ltd.                                                                    514           36,761
CSX Corp.                                                                               1,228           51,146
Cummins, Inc.                                                                             277           19,487
Danaher Corp.                                                                          21,744        1,161,347
Deere & Co.                                                                             1,398           93,848
Delta Air Lines, Inc.* (a)                                                                724            2,932
Dover Corp. (a)                                                                         1,153           43,572
Eaton Corp.                                                                               902           58,991
Emerson Electric Co.                                                                    2,374          154,144
Equifax, Inc.                                                                             737           22,619
FedEx Corp.                                                                            15,368        1,443,824
Fluor Corp.                                                                               445           24,666
General Dynamics Corp.                                                                  1,117          119,575
General Electric Co.                                                                  167,927        6,055,447
Goodrich Corp. (a)                                                                        685           26,229
H&R Block, Inc.                                                                           899           45,471
Honeywell International, Inc.                                                           4,842          180,171
Illinois Tool Works, Inc.                                                               1,592          142,532
Ingersoll-Rand Co. Ltd.                                                                   944           75,190
ITT Industries, Inc.                                                                      517           46,654
L-3 Communications Holdings, Inc.                                                         606           43,038
Lockheed Martin Corp.                                                                   2,310          141,049
Masco Corp.                                                                             2,538           87,992
Monster Worldwide, Inc.* (a)                                                              650           18,233
Navistar International Corp.*                                                             356           12,958
Norfolk Southern Corp.                                                                  2,205           81,695
Northrop Grumman Corp.                                                                  2,042          110,227
PACCAR, Inc.                                                                              945           68,409
Pall Corp.                                                                                729           19,770
Parker-Hannifin Corp. (a)                                                                 689           41,974
Pitney Bowes, Inc.                                                                      1,262           56,941
R.R. Donnelley & Sons Co.                                                               1,212           38,323
Raytheon Co.                                                                            2,564           99,227
Robert Half International, Inc. (a)                                                     1,038           27,984
Rockwell Automation, Inc.                                                               1,034           58,566

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
INDUSTRIALS (CONTINUED)
Rockwell Collins, Inc. (a)                                                                997   $       47,447
Ryder System, Inc.                                                                        324           13,511
Southwest Airlines Co.                                                                  4,127           58,768
Textron, Inc.                                                                             705           52,607
Tyco International Ltd.                                                                62,634        2,117,029
Union Pacific Corp. (a)                                                                 1,500          104,550
United Parcel Service, Inc.                                                             6,376          463,790
United Technologies Corp. (a)                                                          13,107        1,332,458
W.W. Grainger, Inc.                                                                       510           31,758
Waste Management, Inc.                                                                  3,254           93,878
                                                                                                --------------
                                                                                                    16,321,685
                                                                                                --------------
INFORMATION TECHNOLOGY--17.3%
ADC Telecommunications, Inc.*                                                           4,568            9,090
Adobe Systems, Inc.                                                                     1,343           90,209
Advanced Micro Devices, Inc.* (a)                                                       2,216           35,722
Affiliated Computer Services, Inc., Class A*                                              719           38,280
Agilent Technologies, Inc.*                                                             2,509           55,700
Altera Corp.*                                                                           2,153           42,586
Analog Devices, Inc. (a)                                                                2,139           77,303
Andrew Corp.* (a)                                                                         925           10,832
Apple Computer, Inc.*                                                                  24,590        1,024,665
Applied Materials, Inc.*                                                                9,465          153,806
Applied Micro Circuits Corp.* (a)                                                       1,834            6,034
Autodesk, Inc.                                                                          1,292           38,450
Automatic Data Processing, Inc.                                                        26,755        1,202,637
Avaya, Inc* (a)                                                                         2,682           31,326
BMC Software, Inc.*                                                                     1,220           18,300
Broadcom Corp.*                                                                         1,626           48,650
CIENA Corp.*                                                                            2,845            4,893
Cisco Systems, Inc.*                                                                   36,712          656,778
Citrix Systems, Inc.*                                                                     899           21,414
Computer Associates International, Inc.                                                 3,064           83,034
Computer Sciences Corp.*                                                                1,049           48,097
Compuware Corp.*                                                                        2,155           15,516
Comverse Technology, Inc.*                                                              1,157           29,180
Convergys Corp.*                                                                          853           12,735
Corning, Inc.*                                                                          7,887           87,782
Dell, Inc.*                                                                            56,017        2,152,173
Electronic Arts, Inc.*                                                                  1,766           91,443
Electronic Data Systems Corp.                                                           2,902           59,984
EMC Corp.*                                                                             13,598          167,527
First Data Corp.                                                                        4,581          180,079
Fiserv, Inc.*                                                                           1,092           43,462
Fisher Scientific International, Inc.* (a)                                                672           38,250
Freescale Semiconductor, Inc., Class B*                                                 2,288           39,468
Gateway, Inc.*                                                                          2,163            8,717
Google, Inc., Class A*                                                                  7,450        1,344,800
Hewlett-Packard Co. (a)                                                                16,448          360,869
Intel Corp.                                                                            35,301          820,042
International Business Machines Corp.                                                   9,298          849,651
Intuit, Inc.* (a)                                                                       1,070           46,834
Jabil Circuit, Inc.*                                                                    1,128           32,171
JDS Uniphase Corp.*                                                                     8,467           14,140
Juniper Networks, Inc.*                                                                59,100        1,303,746
KLA-Tencor Corp.*                                                                       1,170           53,832
Lexmark International Group, Inc., Class A* (a)                                           755           60,377
Linear Technology Corp.                                                                 1,722           65,970
LSI Logic Corp.*                                                                        2,128   $       11,896
Lucent Technologies, Inc.* (a)                                                         25,175           69,231
Marvell Technology Group Ltd.*                                                         49,000        1,878,660
Maxim Integrated Products, Inc. (a)                                                     1,867           76,304
Mercury Interactive Corp.*                                                                476           22,553
Micron Technology, Inc.*                                                                3,671           37,958
Microsoft Corp. (a)                                                                    57,399        1,387,334
Molex, Inc. (a)                                                                           976           25,727
Motorola, Inc.                                                                         13,936          208,622
National Semiconductor Corp.                                                            1,954           40,272
NCR Corp.* (a)                                                                         28,291          954,538
Network Appliance, Inc.*                                                                2,011           55,624
Novell, Inc.* (a)                                                                       2,279           13,583
Novellus Systems, Inc.*                                                                   811           21,678
NVIDIA Corp.*                                                                             962           22,857
Oracle Corp.*                                                                         176,655        2,204,655
Parametric Technology Corp.*                                                            1,578            8,821
Paychex, Inc.                                                                           2,122           69,644
PerkinElmer, Inc. (a)                                                                     746           15,390
PMC-Sierra, Inc.*                                                                       1,038            9,134
QLogic Corp.*                                                                             529           21,425
QUALCOMM, Inc. (a)                                                                      9,398          344,437
Sabre Holdings Corp. (a)                                                                  759           16,607
Sanmina-SCI Corp.*                                                                      2,973           15,519
Scientific-Atlanta, Inc.                                                                  895           25,257
Siebel Systems, Inc.*                                                                   2,898           26,459
Solectron Corp.* (a)                                                                    5,140           17,836
Sun Microsystems, Inc.*                                                                19,161           77,410
SunGard Data Systems, Inc.*                                                             1,605           55,373
Symantec Corp.* (a)                                                                    53,514        1,141,454
Symbol Technologies, Inc. (a)                                                           1,339           19,402
Tektronix, Inc.                                                                           467           11,456
Tellabs, Inc.*                                                                          2,456           17,929
Teradyne, Inc.*                                                                         1,060           15,476
Texas Instruments, Inc.                                                                85,758        2,185,971
Thermo Electron Corp.* (a)                                                                983           24,860
Unisys Corp.*                                                                           1,998           14,106
VERITAS Software Corp.*                                                                 2,442           56,703
Waters Corp.* (a)                                                                         620           22,190
Xerox Corp.*                                                                            5,406           81,901
Xilinx, Inc.                                                                            1,975           57,729
Yahoo!, Inc.*                                                                          67,142        2,276,115
                                                                                                --------------
                                                                                                    25,236,650
                                                                                                --------------
MATERIALS--1.4%
Air Products & Chemicals, Inc. (a)                                                      1,217           77,024
Alcoa, Inc.                                                                             4,893          148,697
Allegheny Technologies, Inc.                                                              542           13,068
Ball Corp.                                                                                654           27,128
Bemis Co., Inc.                                                                           610           18,983
Dow Chemical Co. (The)                                                                  5,431          270,734
E.I. Du Pont De Nemours & Co.                                                           5,608          287,353
Eastman Chemical Co. (a)                                                                  417           24,603
Ecolab, Inc.                                                                            1,334           44,089
Engelhard Corp. (a)                                                                       736           22,102
Freeport-McMoRan Copper & Gold, Inc., Class B                                           1,024           40,561
Georgia-Pacific Corp. (a)                                                               1,494           53,022
Great Lakes Chemical Corp. (a)                                                            238            7,645

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
MATERIALS (CONTINUED)
Hercules, Inc.*                                                                           640   $        9,267
International Flavors & Fragrances, Inc.                                                  529           20,896
International Paper Co. (a)                                                             2,739          100,768
Louisiana-Pacific Corp.                                                                   598           15,034
MeadWestvaco Corp. (a)                                                                  1,138           36,211
Monsanto Co.                                                                            1,548           99,846
Newmont Mining Corp. (a)                                                                2,524          106,639
Nucor Corp.                                                                               844           48,581
Pactiv Corp.* (a)                                                                         851           19,871
Phelps Dodge Corp. (a)                                                                    594           60,428
PPG Industries, Inc. (a)                                                                  933           66,728
Praxair, Inc.                                                                           1,876           89,785
Rohm & Haas Co. (a)                                                                     1,084           52,032
Sealed Air Corp.*                                                                         467           24,256
Sigma-Aldrich Corp. (a)                                                                   336           20,580
Temple-Inland, Inc. (a)                                                                   361           26,191
United States Steel Corp.                                                                 689           35,036
Vulcan Materials Co.                                                                      578           32,848
Weyerhaeuser Co.                                                                        1,363           93,366
                                                                                                --------------
                                                                                                     1,993,372
                                                                                                --------------
TELECOMMUNICATIONS--1.3%
Alltel Corp. (a)                                                                        1,682           92,258
AT&T Corp.                                                                              4,561           85,519
BellSouth Corp.                                                                        10,302          270,839
CenturyTel, Inc.                                                                          761           24,991
Citizens Communications Co.                                                             1,698           21,972
Nextel Communications, Inc., Class A*                                                   6,425          182,599
Qwest Communications International, Inc.* (a)                                           9,518           35,217
SBC Communications, Inc. (a)                                                           18,788          445,087
Sprint FON Group (a)                                                                    8,482          192,966
Verizon Communications, Inc. (a)                                                       15,701          557,385
                                                                                                --------------
                                                                                                     1,908,833
                                                                                                --------------
UTILITIES--1.4%
AES Corp. (The)*                                                                        3,637           59,574
Allegheny Energy, Inc.* (a)                                                               739           15,268
Ameren Corp.                                                                            1,080           52,931
American Electric Power Co., Inc. (a)                                                   2,137           72,786
Calpine Corp.* (a)                                                                      2,757            7,720
CenterPoint Energy, Inc.                                                                1,741           20,944
Cinergy Corp. (a)                                                                       1,085           43,964
CMS Energy Corp.*                                                                         962           12,544
Consolidated Edison, Inc.                                                               1,302           54,918
Constellation Energy Group, Inc.                                                        1,014           52,424
Dominion Resources, Inc. (a)                                                            1,959          145,808
DTE Energy Co. (a)                                                                      1,023           46,526
Duke Energy Corp.                                                                       5,338          149,518
Dynegy, Inc.*                                                                           2,301            8,997
Edison International (a)                                                                1,875           65,100
El Paso Corp.                                                                           3,609           38,183
Entergy Corp.                                                                           1,222           86,347
Exelon Corp. (a)                                                                        3,750          172,089
FirstEnergy Corp. (a)                                                                   1,874           78,614
FPL Group, Inc.                                                                         2,252           90,418
KeySpan Corp. (a)                                                                         858           33,436
Kinder Morgan, Inc. (a)                                                                   623           47,161
Nicor, Inc. (a)                                                                           294           10,904
NiSource, Inc.                                                                          1,454   $       33,137
Peoples Energy Corp.                                                                      245           10,270
PG&E Corp. (a)                                                                          2,151           73,349
Pinnacle West Capital Corp. (a)                                                           509           21,638
PPL Corp.                                                                               1,080           58,309
Progress Energy, Inc. (a)                                                               1,425           59,779
Public Service Enterprise Group, Inc. (a)                                               1,311           71,305
Sempra Energy                                                                           1,393           55,497
Southern Co. (a)                                                                        4,163          132,508
TECO Energy, Inc.                                                                       1,153           18,079
TXU Corp. (a)                                                                           1,398          111,323
Williams Cos., Inc. (The) (a)                                                           3,158           59,402
Xcel Energy, Inc.                                                                       2,262           38,861
                                                                                                --------------
                                                                                                     2,109,631
                                                                                                --------------
Total Common Stocks (Cost $126,072,858)                                                            144,489,420
                                                                                                --------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT
                                                                                    ---------
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATION--0.0%
U.S. Treasury Bills, 2.80%, 7/14/05**                                          $       45,000           44,643
                                                                                                --------------
Total United States Government & Agency Obligation
(Cost $44,635)                                                                                          44,643
                                                                                                --------------
REPURCHASE AGREEMENT--1.3%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $1,924,394, Collateralized by $3,245,000 U.S.
 Treasury Strips, 0.00%, Due 11/15/15
 (Value $1,984,512)                                                                 1,924,254        1,924,254
                                                                                                --------------
Total Repurchase Agreement (Cost $1,924,254)                                                         1,924,254
                                                                                                --------------
REPURCHASE AGREEMENT HELD AS
 COLLATERAL FOR SECURITIES LENDING--6.7%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $9,830,092, Collateralized by $16,550,000 U.S.
 Treasury Strips, 0.00%, Due 11/15/15
 (Value $10,121,318)                                                                9,829,377        9,829,377
                                                                                                --------------
Total Repurchase Agreement Held As Collateral For Securities
 Lending (Cost $9,829,377)                                                                           9,829,377
                                                                                                --------------
Total Investments (Cost $137,871,124)                                106.8%                     $  156,287,694
Liabilities in excess of other assets                                 (6.8)%                        (9,955,785)
                                                                   -------                      --------------
Net Assets                                                           100.0%                     $  146,331,909
                                                                   -------                      ==============

----------
*    Denotes non-income producing security.
**   Serves as collateral for futures contracts.
(a) All or part of this security has been loaned as of March 31, 2005. ADR - American Depositary Receipt

                                                                                    NUMBER OF
                                                                                    CONTRACTS            VALUE
                                                                                    ---------            -----
FUTURES CONTRACTS
S&P 500 Index, expiring June 17, 2005,
 (notional amount $533,092)                                                                 9   $      532,755

See Notes to Financial Statements

VALUE EQUITY FUND
March 31, 2005 (Unaudited)

                                                                                       SHARES            VALUE
                                                                                       ------            -----
COMMON STOCKS--95.7%

CONSUMER DISCRETIONARY--8.3%
Comcast Corp., Class A Special*                                                        95,000   $    3,173,000
Ford Motor Co.                                                                        120,000        1,359,600
Gannett Co., Inc.                                                                      12,600          996,408
RadioShack Corp.                                                                       44,000        1,078,000
TJX Cos., Inc. (The)                                                                   90,000        2,216,700
                                                                                                --------------
                                                                                                     8,823,708
                                                                                                --------------
CONSUMER STAPLES--3.6%
Altria Group, Inc.                                                                     23,000        1,503,970
Anheuser-Busch Cos., Inc. (a)                                                          50,000        2,369,500
                                                                                                --------------
                                                                                                     3,873,470
                                                                                                --------------
ENERGY--18.3%
APACHE CORP.                                                                           55,000        3,367,650
Baker Hughes, Inc.                                                                     55,500        2,469,195
ChevronTexaco Corp.                                                                    85,000        4,956,350
Exxon Mobil Corp. (a)                                                                 101,028        6,021,269
XTO Energy, Inc.                                                                       83,333        2,736,656
                                                                                                --------------
                                                                                                    19,551,120
                                                                                                --------------
FINANCIALS--20.8%
Allstate Corp. (The)                                                                   30,000        1,621,800
American International Group, Inc.                                                     20,680        1,145,879
Citigroup, Inc.                                                                       108,956        4,896,482
J.P. Morgan Chase & Co.                                                                96,000        3,321,600
Lehman Brothers Holdings, Inc.                                                         25,600        2,410,496
Morgan Stanley                                                                         46,000        2,633,500
North Fork Bancorp., Inc.                                                              63,084        1,749,950
Wachovia Corp. (a)                                                                     53,400        2,718,594
Wells Fargo & Co.                                                                      31,500        1,883,700
                                                                                                --------------
                                                                                                    22,382,001
                                                                                                --------------
HEALTH CARE--3.7%
Abbott Laboratories                                                                    40,000        1,864,800
Baxter International, Inc.                                                             30,000        1,019,400
Wyeth                                                                                  25,000        1,054,500
                                                                                                --------------
                                                                                                     3,938,700
                                                                                                --------------
INDUSTRIALS--10.1%
General Dynamics Corp.                                                                 18,500        1,980,425
Ingersoll-Rand Co. Ltd.                                                                35,500        2,827,575
ITT Industries, Inc.                                                                   37,000        3,338,880
Waste Management, Inc.                                                                 90,000        2,596,500
                                                                                                --------------
                                                                                                    10,743,380
                                                                                                --------------
INFORMATION TECHNOLOGY--7.4%
Hewlett-Packard Co. (a)                                                                30,000          658,200
International Business Machines Corp.                                                  42,000        3,837,960
Microsoft Corp. (a)                                                                    83,000        2,006,110
Oracle Corp.*                                                                         110,000        1,372,800
                                                                                                --------------
                                                                                                     7,875,070
                                                                                                --------------
MATERIALS--10.7%
Alcoa, Inc.                                                                            95,000        2,887,050
Ball Corp.                                                                             42,000        1,742,160
Cemex S.A. de C.V.-Sponsored ADR                                                       40,870        1,481,538
Praxair, Inc.                                                                          66,900        3,201,834
Weyerhaeuser Co.                                                                       30,400        2,082,400
                                                                                                --------------
                                                                                                    11,394,982
                                                                                                --------------
TELECOMMUNICATIONS--8.0%
Nokia Corp.-ADR                                                                       110,000   $    1,697,300
SBC Communications, Inc.                                                               90,000        2,132,100
Telefonos de Mexico S.A. de C.V.-Sponsored ADR                                         63,500        2,192,655
Verizon Communications, Inc. (a)                                                       70,000        2,485,000
                                                                                                --------------
                                                                                                     8,507,055
                                                                                                --------------
UTILITIES--4.8%
Exelon Corp. (a)                                                                       40,000        1,835,600
FPL Group, Inc.                                                                        39,600        1,589,940
PPL Corp.                                                                              32,500        1,754,675
                                                                                                --------------
                                                                                                     5,180,215
                                                                                                --------------
Total Common Stocks (Cost $83,908,542)                                                             102,269,701
                                                                                                --------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT
                                                                                    ---------
REPURCHASE AGREEMENT--6.5%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $6,940,169, Collateralized by $545,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/15
 (Value $336,265) & $11,640,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/16
 (Value $6,807,421)                                                            $    6,939,664        6,939,664
                                                                                                --------------
Total Repurchase Agreement (Cost $6,939,664)                                                         6,939,664
                                                                                                --------------
REPURCHASE AGREEMENT HELD AS
 COLLATERAL FOR SECURITIES LENDING--1.8%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $1,947,722, Collateralized by $1,530,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/15
 (Value $944,010) & $1,815,000 U.S.
 Treasury Strips, 0.00% Due 8/15/16
 (Value $1,061,466)                                                                 1,947,580        1,947,580
                                                                                                --------------
Total Repurchase Agreement Held As Collateral For Securities
 Lending (Cost $1,947,580)                                                                           1,947,580
                                                                                                --------------
Total Investments (Cost $92,795,786)                                 104.0%                     $  111,156,945
Liabilities in excess of other assets                                 (4.0)%                        (4,317,237)
                                                                   -------                      --------------
Net Assets                                                           100.0%                     $  106,839,708
                                                                   -------                      ==============

*    Denotes non-income producing security.
(a) All or part of this security has been loaned as of March 31, 2005. ADR - American Depositary Receipt

See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
March 31, 2005 (Unaudited)

                                                                                       SHARES            VALUE
                                                                                       ------            -----
COMMON STOCKS--95.8%

CONSUMER DISCRETIONARY--19.2%
Ambassadors Groups, Inc.                                                                2,410   $       80,542
American Axle & Manufacturing Holdings, Inc. (a)                                        9,180          224,910
American Greetings Corp., Class A                                                      22,600          575,848
Arkansas Best Corp.                                                                    10,500          396,690
Beazer Homes USA, Inc. (a)                                                             16,500          822,690
BJ's Wholesale Club, Inc.* (a)                                                         14,300          444,158
Bluegreen Corp.*                                                                       10,000          128,500
Blyth, Inc. (a)                                                                        16,880          537,459
Cato Corp. (The)                                                                        9,000          290,250
CEC Entertainment, Inc.*                                                                4,550          166,530
Charming Shoppes, Inc.*                                                                45,800          372,354
Christopher & Banks Corp.                                                               8,130          143,088
CNS, Inc.                                                                              13,300          236,740
Courier Corp.                                                                           3,480          182,491
Emmis Communications Corp., Class A* (a)                                               24,270          466,469
Genesco, Inc.*                                                                         12,200          346,724
Global Imaging Systems, Inc.* (a)                                                       4,990          176,945
Guess?, Inc.*                                                                          15,800          216,460
International Speedway Corp., Class A                                                   9,380          508,865
Jack in the Box, Inc.* (a)                                                             12,800          474,880
Journal Communications, Inc. (a)                                                       30,290          501,300
Journal Register Co.*                                                                  23,850          398,295
Lions Gate Entertainment Corp.*                                                        26,100          288,405
McGrath RentCorp (a)                                                                    6,800          158,984
Meredith Corp.                                                                          5,280          246,840
Modine Manufacturing Co. (a)                                                           14,770          433,204
Nautilus Group, Inc. (a)                                                               13,700          325,512
Rayovac Corp.*                                                                         13,400          557,440
Regis Corp.                                                                             9,180          375,737
Ritchie Bros. Auctioneers, Inc.                                                         5,070          160,212
Ruby Tuesday, Inc. (a)                                                                 14,560          353,662
Ruddick Corp.                                                                          18,500          428,275
Standard Pacific Corp.                                                                  6,250          451,188
Steak n Shake Co. (The)*                                                               44,170          854,691
Technical Olympic USA, Inc.                                                            10,500          317,100
WCI Communities, Inc.*                                                                  4,200          126,336
Zale Corp.*                                                                            15,200          451,744
                                                                                                --------------
                                                                                                    13,221,518
                                                                                                --------------
CONSUMER STAPLES--1.9%
Carolina Group                                                                         13,800          456,780
Chiquita Brands International, Inc.                                                     3,100           83,018
Russell Corp.                                                                          14,700          265,776
Spartan Stores, Inc.* (a)                                                              12,500          133,000
Tootsie Roll Industries, Inc.                                                          11,757          352,724
                                                                                                --------------
                                                                                                     1,291,298
                                                                                                --------------
ENERGY--10.4%
Berry Petroleum Co., Class A                                                            8,600          442,470
Cal Dive International, Inc.*                                                          11,200          507,360
CARBO Ceramics, Inc.                                                                    5,700          399,855
Cimarex Energy Co.*                                                                    18,200          709,799
El Paso Electric Co.*                                                                  11,600          220,400
Energen Corp. (a)                                                                       8,900          592,740
FMC Technologies, Inc.*                                                                 4,300          142,674
Frontier Oil Corp.                                                                     14,900          540,274
Headwaters, Inc.* (a)                                                                  14,400          472,608
Holly Corp.                                                                             3,400          126,718
Maverick Tube Corp.*                                                                   14,950   $      486,025
McDermott International, Inc.*                                                          6,000          113,580
Offshore Logistics, Inc.*                                                              17,190          572,771
Oil States International, Inc.*                                                        15,300          314,415
Superior Energy Services, Inc.*                                                        11,500          197,800
Tesoro Petroleum Corp.*                                                                 9,900          366,498
TETRA Technologies, Inc.*                                                               5,900          167,796
Tsakos Energy Navigation Ltd.                                                           6,600          290,598
Vintage Petroleum, Inc.                                                                15,600          490,776
                                                                                                --------------
                                                                                                     7,155,157
                                                                                                --------------
FINANCIALS--12.0%
Aaron Rents, Inc.                                                                      12,250          245,000
ACE Cash Express, Inc.*                                                                 3,500           79,625
American Equity Investment Life Holding Co. (a)                                         8,500          108,715
American Home Mortgage Investment Corp.                                                11,500          329,360
Arbor Realty Trust, Inc.                                                               10,000          247,500
Assured Guaranty Ltd.                                                                  33,770          606,171
Boston Private Financial Holdings, Inc. (a)                                            12,560          298,300
Cash America International, Inc.                                                        5,100          111,843
Cathay General Bancorp                                                                 12,050          379,575
Encore Capital Group, Inc.* (a)                                                         9,500          138,225
Ennis, Inc.                                                                            10,600          179,352
Equity Inns, Inc.                                                                      21,600          238,248
Financial Federal Corp.                                                                 8,340          294,986
First BanCorp                                                                           3,490          147,453
Greater Bay Bancorp (a)                                                                 6,650          162,327
Hanmi Financial Corp. (a)                                                              12,840          212,502
HCC Insurance Holdings, Inc. (a)                                                        8,020          290,003
Hilb Rogal & Hobbs Co. (a)                                                              6,020          215,516
InnKeepers USA Trust                                                                   20,600          265,946
ITLA Capital Corp.*                                                                     9,600          479,615
Nationwide Health Properties, Inc. (a)                                                  7,150          144,502
Ohio Casualty Corp.* (a)                                                               16,400          376,872
Placer Sierra Bancshares                                                                7,650          175,721
R&G Finanical Corp., Class B (a)                                                        2,585           80,574
RLI Corp. (a)                                                                           7,070          293,052
Selective Insurance Group, Inc.                                                         2,050           94,772
Texas Regional Bancshares, Inc., Class A (a)                                           15,400          463,693
United Community Banks, Inc. (a)                                                        7,550          179,162
W Holding Co., Inc.                                                                        25              252
W.P. Stewart & Co., Ltd. (a)                                                           16,900          382,954
Wintrust Financial Corp. (a)                                                           12,530          590,037
World Acceptance Corp.*                                                                 4,100          104,632
Zenith National Insurance Corp.                                                         6,030          312,716
                                                                                                --------------
                                                                                                     8,229,201
                                                                                                --------------
HEALTH CARE--13.6%
AMERIGROUP Corp.*                                                                      13,000          475,280
Apria Healthcare Group, Inc.*                                                          11,080          355,668
Bone Care International, Inc.* (a)                                                      5,700          147,858
Bradley Pharmaceuticals, Inc.*                                                         26,700          255,252
CONMED Corp.*                                                                          12,790          385,235
CTI Molecular Imaging, Inc.*                                                           13,500          273,645
Dade Behring Holdings, Inc.*                                                            3,400          200,362
Enzon Pharmaceuticals, Inc.*                                                           19,200          195,648
First Horizon Pharmaceutical Corp.*                                                    21,000          354,480
Five Star Quality Care, Inc.*                                                          22,400          189,056
Genesis HealthCare Corp.*                                                              10,650          456,779

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
HEALTH CARE (CONTINUED)
Hooper Holmes, Inc.                                                                    41,790   $      159,638
ICU Medical, Inc.* (a)                                                                  4,750          168,625
K-V Pharmaceutical Co., Class A*                                                       29,070          674,424
Kindred Healthcare, Inc.*                                                              13,600          477,360
Molina Healthcare, Inc.*                                                                5,300          244,277
Owens & Minor, Inc.                                                                    12,800          347,520
Priority Healthcare Corp., Class B* (a)                                                17,520          378,958
Protein Design Labs, Inc.*                                                             11,900          190,281
QLT, Inc.*                                                                             15,000          192,900
Respironics, Inc.*                                                                      7,500          437,025
Sierra Health Services, Inc.*                                                          11,300          721,391
STERIS Corp.*                                                                          20,370          514,343
Sybron Dental Specialties, Inc.*                                                        5,750          206,425
Techne Corp.* (a)                                                                      17,170          689,890
Young Innovations, Inc.                                                                17,520          642,108
                                                                                                --------------
                                                                                                     9,334,428
                                                                                                --------------
INDUSTRIALS--19.3%
AGCO Corp.*                                                                            18,700          341,275
Armor Holdings, Inc.*                                                                  10,000          370,900
Cascade Corp.                                                                           4,950          173,250
Celadon Group, Inc.*                                                                    5,900          109,445
Checkpoint Systems, Inc.*                                                              19,700          332,536
Chicago Bridge & Iron Co. NV                                                            9,180          404,195
CLARCOR, Inc.                                                                           5,280          274,349
Cuno, Inc.* (a)                                                                         6,700          344,313
EDO Corp. (a)                                                                           9,000          270,450
Flowserve Corp.*                                                                       12,100          313,027
Forward Air Corp. (a)                                                                   5,900          251,222
G&K Services, Inc., Class A                                                            12,980          522,964
Genlyte Group, Inc.* (a)                                                                1,700          152,949
Heartland Express, Inc.                                                                20,070          384,341
Heidrick & Struggles International, Inc.*                                              10,300          378,731
Hub Group, Inc., Class A* (a)                                                             400           25,068
IDEX Corp. (a)                                                                         17,940          723,878
Korn/Ferry International*                                                              16,600          315,898
Laidlaw International, Inc.*                                                           32,200          669,759
Landauer, Inc. (a)                                                                     10,550          501,547
Landstar System, Inc.* (a)                                                             16,250          532,187
Lindsay Manufacturing Co. (a)                                                          10,970          209,308
Meritage Corp.*                                                                         7,000          412,440
Middleby Corp. (The)                                                                    2,500          123,500
MSC Industrial Direct Co., Inc., Class A                                               10,450          319,352
NCI Building Systems, Inc.*                                                             9,600          370,560
Regal-Beloit Corp.                                                                     11,610          334,252
Robbins & Myers, Inc. (a)                                                              18,470          406,525
Rofin-Sinar Technologies, Inc.* (a)                                                     7,200          231,408
Rollins, Inc.                                                                          25,600          476,160
Stericycle, Inc.*                                                                       5,590          247,078
Swift Transportation Co., Inc.*                                                        16,500          365,310
Terex Corp.*                                                                           10,800          467,640
Thomas & Betts Corp.*                                                                  15,400          497,420
URS Corp.*                                                                              4,200          120,750
USG Corp.*                                                                              9,850          326,626
Walter Industries, Inc.                                                                 2,100           89,355
Waste Connections, Inc.* (a)                                                            9,710          337,423
Watson Wyatt & Co. Holdings                                                            11,920          324,224
WESCO International, Inc.*                                                             10,900          305,200
                                                                                                --------------
                                                                                                    13,356,815
                                                                                                --------------
INFORMATION TECHNOLOGY--9.9%
Acxiom Corp.                                                                           20,600   $      431,158
Brocade Communications Systems, Inc.*                                                  37,400          221,408
CACI International, Inc., Class A*                                                      5,700          314,811
Convergys Corp.*                                                                       23,150          345,630
Cree, Inc.*                                                                            16,900          367,575
Daktronics, Inc.*                                                                       5,910          127,952
EarthLink, Inc.*                                                                       42,900          386,100
FactSet Research Systems, Inc. (a)                                                      5,220          172,312
infoUSA, Inc. (a)                                                                      28,400          298,484
j2 Global Communications, Inc.* (a)                                                     5,170          177,383
Kanbay International, Inc.* (a)                                                         3,200           65,472
Keane, Inc.*                                                                           10,700          139,421
LoJack Corp.*                                                                           9,390          129,300
McDATA Corp.*                                                                          38,700          145,899
MEMC Electronic Materials, Inc.*                                                        4,550           61,198
Methode Electronics, Inc., Class A                                                     21,740          263,271
MTS Systems Corp.                                                                       2,010           58,350
Parametric Technology Corp.*                                                           46,700          261,053
Paxar Corp.*                                                                            9,450          201,663
Photronics, Inc.* (a)                                                                  12,500          226,250
Plantronics, Inc. (a)                                                                  17,520          667,161
Progress Software Corp.*                                                               10,990          288,158
ProQuest Co.* (a)                                                                      10,450          377,768
ScanSource, Inc.* (a)                                                                  10,970          568,574
SI International, Inc.* (a)                                                             5,450          150,584
Sybase, Inc.*                                                                          20,800          383,968
                                                                                                --------------
                                                                                                     6,830,903
                                                                                                --------------
MATERIALS--8.1%
AMCOL International Corp. (a)                                                           7,810          146,516
Buckeye Technologies, Inc.*                                                            14,000          151,200
Cabot Microelectronics Corp.* (a)                                                       4,750          149,055
Eagle Materials, Inc.                                                                   4,900          396,606
Gerdau Ameristeel Corp. (a)                                                            22,000          133,100
Kennametal, Inc.                                                                       12,500          593,625
OM Group, Inc.*                                                                        35,700        1,085,993
Oregon Steel Mills, Inc.*                                                              20,250          465,750
Quanex Corp.                                                                            9,100          485,212
Schnitzer Steel Industries, Inc. (a)                                                    9,800          330,554
Sensient Technologies Corp.                                                             8,950          192,962
Silgan Holdings, Inc.                                                                   4,040          262,519
Spartech Corp.                                                                         23,530          467,071
Texas Industries, Inc. (a)                                                              5,200          279,500
Wausau-Mosinee Paper Corp.                                                             13,700          193,718
Westlake Chemical Corp.                                                                 7,300          236,155
                                                                                                --------------
                                                                                                     5,569,536
                                                                                                --------------
TELECOMMUNICATIONS--0.7%
Premiere Global Services, Inc.* (a)                                                    25,550          289,226
US Unwired, Inc.*                                                                      41,500          174,300
                                                                                                --------------
                                                                                                       463,526
                                                                                                --------------
UTILITIES--0.7%
WPS Resources Corp.                                                                     9,700          513,324
                                                                                                --------------
Total Common Stocks (Cost $56,913,078)                                                              65,965,706
                                                                                                --------------

See Notes to Financial Statements

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
REPURCHASE AGREEMENT--5.4%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $3,729,923, Collateralized by $3,010,000 U.S.
 Treasury Strips, 0.00%, Due 11/15/15
 (Value $1,840,796) & $3,420,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/16
 (Value $2,000,119)                                                            $    3,729,652   $    3,729,652
                                                                                                --------------
Total Repurchase Agreement (Cost $3,729,652)                                                         3,729,652
                                                                                                --------------
REPURCHASE AGREEMENT HELD AS
 COLLATERAL FOR SECURITIES LENDING--13.2%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $9,113,600, Collateralized by $5,485,000 U.S.
 Treasury Strips, 0.00%, Due 11/15/15
 (Value $3,354,407) & $10,310,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/16
 (Value $6,029,597)                                                                 9,112,937        9,112,937
                                                                                                --------------
Total Repurchase Agreement Held As Collateral For Securities
 Lending (Cost $9,112,937)                                                                           9,112,937
                                                                                                --------------
Total Investments (Cost $69,755,667)                                 114.4%                     $   78,808,295
Liabilities in excess of other assets                                (14.4)%                        (9,949,375)
                                                                   -------                      --------------
Net Assets                                                           100.0%                     $   68,858,920
                                                                   =======                      ==============

*    Denotes non-income producing security.
(a)  All or part of this security has been loaned as of March 31, 2005.

See Notes to Financial Statements

RSI Retirement Trust

 STATEMENT OF INVESTMENTS

INTERNATIONAL EQUITY FUND
March 31, 2005 (Unaudited)

                                                                                       SHARES            VALUE
                                                                                       ------            -----
COMMON STOCKS--97.0%

AUSTRALIA--4.9%
Alumina Ltd.                                                                           30,191   $      137,471
Amcor Ltd.                                                                             11,278           62,425
AMP Ltd.                                                                               50,173          274,612
BHP Billiton Ltd.                                                                      91,847        1,268,838
Brambles Industries Ltd.                                                                9,176           56,395
John Fairfax Holdings Ltd.                                                             28,419           91,834
Macquarie Airports                                                                     67,725          171,204
Macquarie Infrastructure Group                                                         35,805           99,647
Newcrest Mining Ltd.                                                                   30,593          411,754
Patrick Corp., Ltd.                                                                    22,989          104,499
Rio Tinto Ltd.                                                                         18,587          648,616
Southcorp Ltd.                                                                         16,049           52,481
                                                                                                --------------
                                                                                                     3,379,776
                                                                                                --------------
AUSTRIA--2.6%
Bank Austria Creditanstalt                                                              5,685          560,135
Erste Bank der Oester Spark AG                                                          6,277          328,355
Flughafen Wien AG                                                                       1,852          124,395
OMV AG                                                                                  1,263          401,324
Telekom Austria AG                                                                     10,131          198,325
Wienerberger AG                                                                         4,260          193,905
                                                                                                --------------
                                                                                                     1,806,439
                                                                                                --------------
BELGIUM--1.7%
Almancora Comm. VA                                                                      1,450          131,587
Belgacom SA*                                                                            2,283           94,416
Fortis                                                                                  6,745          192,202
KBC Bankverzekerings Holding                                                            8,680          732,008
                                                                                                --------------
                                                                                                     1,150,213
                                                                                                --------------
BRAZIL--0.6%
Companhia Vale do Rio Doce-ADR                                                         11,382          359,785
Petroleo Brasileiro SA-ADR                                                              2,000           76,940
                                                                                                --------------
                                                                                                       436,725
                                                                                                --------------
CANADA--2.2%
Bema Gold Corp.*                                                                       26,956           72,168
Canadian Natural Resources Ltd.                                                         7,408          418,452
Centerra Gold, Inc.*                                                                      642           10,212
Eldorado Gold Corp.*                                                                   20,250           57,728
Encana Corp.                                                                            4,243          299,520
Ivanhoe Mines Ltd.*                                                                     3,834           28,829
Petro-Canada                                                                            2,253          130,783
Talisman Energy, Inc.                                                                   2,258           77,226
Teck Cominco Ltd., Class B                                                              8,665          321,125
Telesystem International Wireless, Inc.*                                                9,289          141,657
                                                                                                --------------
                                                                                                     1,557,700
                                                                                                --------------
CHINA--0.3%
China Merchants Holdings International Co. Ltd.                                        42,000           82,392
Weiqiao Textile Co. Ltd., Class H                                                      37,500           53,370
Wumart Stores, Inc., Class H                                                           40,894           68,163
                                                                                                --------------
                                                                                                       203,925
                                                                                                --------------
CZECH REPUBLIC--1.4%
Cesky Telecom AS-GDR                                                                    9,931          186,206
Komercni Banka AS-GDR                                                                  16,738          795,055
                                                                                                --------------
                                                                                                       981,261
                                                                                                --------------
DENMARK--1.1%
Bryggerigruppen A/S                                                                       900   $       76,405
Chr. Hansen Holding A/S, Class B                                                          775          113,655
Danske Bank A/S                                                                        10,664          309,348
Kobenhavns Lufthavne A/S*                                                                 915          218,232
Vestas Wind Systems A/S*                                                                2,600           37,647
                                                                                                --------------
                                                                                                       755,287
                                                                                                --------------
FINLAND--0.9%
Fortum Oyj                                                                              3,800           73,995
KCI Konecranes Oyj                                                                      1,550           64,022
Nokia Oyj, Class A                                                                     22,856          354,389
Stockmann Oyj Abp, Class B                                                              2,400           80,430
UPM-Kymmene Oyj                                                                         3,800           84,242
                                                                                                --------------
                                                                                                       657,078
                                                                                                --------------
FRANCE--9.4%
Accor SA                                                                                1,064           52,086
Alcatel*                                                                               23,536          285,599
Alstom*                                                                                42,680           36,519
Altran Technologies SA*                                                                 3,155           35,176
Atos Origin SA*                                                                         1,506          101,819
Autoroutes du Sud de la France                                                          2,059          104,452
AXA SA                                                                                  2,426           64,633
BNP Paribas SA                                                                          5,707          404,339
Bouygues SA                                                                             7,489          296,900
Carrefour SA                                                                            3,735          198,238
Compagnie de Saint-Gobain                                                               2,305          140,449
France Telecom SA                                                                       3,441          103,049
Gecina SA                                                                                 574           65,560
Generale de Sante                                                                       2,388           47,367
Groupe Steria SCA                                                                         341           13,170
Havas SA (a)                                                                           12,595           73,478
JC Decaux SA*                                                                           2,769           75,601
L'Air Liquide SA                                                                          334           61,444
LaFarge SA                                                                              1,020           98,780
LVMH Moet Hennessy Louis Vuitton SA                                                     7,231          540,907
Pernod Ricard                                                                           1,006          140,463
Pinault-Printemps-Redoute SA                                                              984          105,244
Publicis Groupe                                                                         2,087           64,070
Renault SA                                                                              1,531          136,755
Sanofi-Aventis SA                                                                      10,643          897,552
Societe Des Autoroutes Paris*                                                             543           30,341
Societe Television Francaise                                                            5,653          178,821
Suez SA                                                                                 6,044          162,668
Thales SA                                                                               3,574          149,057
Total Fina SA, Class B (a)                                                              5,597        1,309,728
Unibail                                                                                   485           57,501
Veolia Environnement                                                                    4,026          142,803
Vinci SA                                                                                1,844          265,835
Vivendi Universal SA*                                                                   3,417          104,678
                                                                                                --------------
                                                                                                     6,545,082
                                                                                                --------------
GERMANY--8.0%
Adidas-Salomon AG                                                                       1,061          168,583
Allianz AG (a)                                                                          2,775          352,456
BASF AG                                                                                 3,105          219,989
Bayerishe Hypo und Vereinsbank AG* (a)                                                  7,219          176,416
Bilfinger Berger AG (a)                                                                 1,707           84,758
Commerzbank AG* (a)                                                                     6,975          151,282

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
GERMANY (CONTINUED)
Deutsche Bank AG                                                                        3,841   $      331,391
Deutsche Post AG                                                                        1,792           43,630
Deutsche Telecom AG* (a)                                                               14,194          283,567
E.On AG                                                                                 7,628          653,673
Fraport AG                                                                             10,839          444,464
Freenet.de AG*                                                                            929           24,726
Fresenius Medical Care AG                                                                 588           47,643
Henkel KGaA                                                                             1,404          119,222
Henkel KGaA, Preferred Shares (a)                                                         767           69,456
Hypo Real Estate Holding AG*                                                            3,386          139,856
IVG Immobilien AG                                                                       3,121           53,005
Karstadt AG                                                                             7,165           71,989
Linde AG                                                                                  526           36,121
Man AG                                                                                  5,739          255,943
Metro AG                                                                                5,003          268,587
Muenchener Rueckver AG                                                                  2,875          345,514
Premiere AG*                                                                            1,656           68,593
Prosieben Sat. 1 Media AG, Preferred Shares                                            14,270          264,735
Puma AG                                                                                   293           73,095
Rhoen-Klinikum AG, Preferred Shares                                                       450           27,770
RWE AG                                                                                  4,509          272,697
Siemens AG                                                                              4,216          332,700
Volkswagen AG                                                                           2,724          129,676
                                                                                                --------------
                                                                                                     5,511,537
                                                                                                --------------
GREECE--0.3%
Bank of Cyprus Ltd.*                                                                    9,230           34,582
Hellenic Telecomunications SA-ADR (a)                                                  11,400          100,320
National Bank of Greece SA                                                              1,686           57,049
                                                                                                --------------
                                                                                                       191,951
                                                                                                --------------
HONG KONG--0.2%
Clear Media Ltd.*                                                                      71,000           62,358
Texwinca Holdings Ltd.                                                                104,000           87,341
                                                                                                --------------
                                                                                                       149,699
                                                                                                --------------
HUNGARY--2.3%
Egis Rt.                                                                                1,561          139,085
Gedeon Richter Rt.                                                                        569           78,158
Matav Rt.                                                                              56,785          266,747
Mol Magyar Olaj-es Gazipari Rt.                                                           732           58,908
OTP Bank Rt.                                                                           30,829        1,053,818
                                                                                                --------------
                                                                                                     1,596,716
                                                                                                --------------
INDONESIA--0.3%
PT Bank Mandiri                                                                       359,000           64,818
PT Indofood Sukses Makmur Tbk.                                                        361,000           44,215
PT Telekomunikasi Indonesia Tbk., Class B                                             221,500          104,657
                                                                                                --------------
                                                                                                       213,690
                                                                                                --------------
IRELAND--0.4%
Celtic Resources Holdings Plc*                                                          7,305           57,965
Depfa Bank Plc*                                                                         2,025           32,028
Dragon Oil Plc*                                                                        93,840          157,789
                                                                                                --------------
                                                                                                       247,782
                                                                                                --------------
ITALY--4.8%
Assicurazioni Generali SpA                                                              5,820          187,876
Autostrada Torino-Milano SpA                                                            1,304           28,976
Banca Antonveneta SpA*                                                                  2,423           78,531
Banca Intesa SpA                                                                       71,482   $      363,272
Banca Intesa SpA, Non-Convertible Shares                                               64,249          295,279
Banca Nazionale del Lavoro SpA*                                                        38,418          123,519
Banca Popolare di Milano                                                               15,312          146,400
Banche Popolari Unite Scrl                                                              6,838          143,435
Beni Stabili SpA                                                                       67,384           64,645
Buzzi Unicem SpA                                                                        4,456           69,034
Capitalia SpA                                                                           9,186           47,844
Cassa di Risparmio di Firenze SpA                                                      44,553          114,769
Credito Emiliano SpA                                                                   19,389          220,321
Enel SpA                                                                               22,286          213,224
ENI SpA                                                                                11,315          293,822
Mediaset SpA                                                                            7,711          110,964
Mediobanca SpA                                                                         12,088          209,838
Saipem SpA                                                                             11,750          148,979
San Paolo IMI SpA                                                                      13,866          217,153
Sias SpA                                                                                2,343           34,172
Telecom Italia SpA                                                                     25,343           96,102
UniCredito Italiano SpA                                                                24,465          143,679
                                                                                                --------------
                                                                                                     3,351,834
                                                                                                --------------
JAPAN--14.2%
Acom Co. Ltd.                                                                             500           33,814
Aeon Credit Service Co. Ltd.                                                            2,000          135,068
Aiful Corp.                                                                               300           24,010
Aiful Corp., When Issued*                                                                 150           11,753
Aisin Seiki Co. Ltd.                                                                    2,400           54,624
Asahi Glass Co. Ltd.                                                                    6,000           63,243
Bank of Fukuoka Ltd. (The)                                                              5,000           31,388
Bank of Yokohama Ltd. (The)                                                            16,000           97,607
Bridgestone Corp.                                                                       4,000           73,541
Canon, Inc.                                                                             8,500          455,903
Casio Computer Co. Ltd.                                                                 4,600           60,715
Chiba Bank Ltd.                                                                         5,000           32,368
Credit Saison Co. Ltd.                                                                  7,800          280,845
Dai Nippon Printing Co. Ltd.                                                            4,000           65,258
Daihatsu Motor Co. Ltd.                                                                 4,000           31,006
Denso Corp.                                                                             7,700          191,773
East Japan Railway Co.                                                                     25          134,323
Exedy Corp.                                                                             1,700           28,512
Fuji Photo Film Co. Ltd.                                                                4,700          171,858
Fuji Television Network, Inc.                                                              43          101,478
Fujisawa Pharmaceutical Co. Ltd.                                                        2,500           58,533
Hitachi Capital Corp.                                                                   4,200           80,705
Hitachi Ltd.                                                                           10,000           62,124
Honda Motor Co. Ltd.                                                                    9,100          455,828
Ibiden Co. Ltd.                                                                         1,900           36,775
ITO EN Ltd.                                                                             1,300           63,178
Ito-Yokado Co. Ltd.                                                                     2,100           83,839
Japan Tobacco, Inc.                                                                        44          488,410
Joyo Bank Ltd. (The)                                                                    7,000           37,675
Kao Corp.                                                                              11,000          252,927
Koito Manufacturing Co. Ltd.                                                           14,000          139,602
Kyocera Corp.                                                                             800           57,087
Matsushita Electric Industrial Co. Ltd.                                                39,000          574,787
Mitsubishi Tokyo Financial Group, Inc.                                                     81          702,673
Mizuho Financial Group, Inc.                                                               73          345,237
Nidec Corp.                                                                               800           99,622
Nikko Cordial Corp.                                                                    12,896           64,477

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
JAPAN (CONTINUED)
Nippon Telegraph & Telephone Corp.                                                         13   $       56,872
Nissan Motor Co. Ltd.                                                                  18,600          190,676
Nissin Food Products Co. Ltd.                                                           2,400           62,796
Nitto Denko Corp.                                                                       2,900          152,027
Nomura Holdings, Inc.                                                                  19,208          268,756
NTT DoCoMo, Inc.                                                                           80          134,322
Orix Corp.                                                                                300           38,254
Ricoh Co. Ltd.                                                                          3,000           51,490
Sanyo Electric Co. Ltd.                                                                10,280           32,028
Secom Co. Ltd.                                                                          1,500           62,404
Seiyu Ltd. (The)*                                                                      36,000           68,840
Sharp Corp.                                                                             4,527           68,493
Shin-Etsu Chemical Co. Ltd.                                                             4,000          151,485
Shiseido Co. Ltd.                                                                      18,000          237,582
SMC Corp.                                                                                 400           45,259
Sony Corp.                                                                              6,712          267,341
Sumitomo Heavy Industries, Ltd.                                                         8,000           31,491
Sumitomo Mitsui Financial Group, Inc.                                                      44          297,971
Sumitomo Trust & Banking Co. Ltd.                                                      15,000           97,803
Takeda Pharmaceutical Co. Ltd.                                                          3,000          142,997
Takefuji Corp.                                                                          1,530          103,042
TDK Corp.                                                                                 900           61,620
Terumo Corp.                                                                            2,000           60,258
Tokyo Broadcasting System, Inc.                                                        13,800          269,036
Toppan Printing Co. Ltd.                                                                6,000           65,706
Toyota Motor Corp.                                                                     21,800          811,361
Uni-Charm Corp.                                                                         2,500          112,168
Yamaha Motor Co. Ltd.                                                                   4,100           70,179
Yamanouchi Pharmaceutical Co. Ltd.                                                      1,665           56,378
                                                                                                --------------
                                                                                                     9,751,201
                                                                                                --------------
LUXEMBOURG--0.2%
Millicom International Cellular SA*                                                     2,500           50,675
SBS Broadcasting SA*                                                                    1,600           71,456
                                                                                                --------------
                                                                                                       122,131
                                                                                                --------------
MEXICO--0.7%
America Movil S.A. de C.V, Class L-ADR                                                  1,200           61,920
Consorcio, ARA S.A. de C.V.*                                                              500            1,658
Fomento Economico Mexicano S.A. de C.V                                                 17,600           94,407
Grupo Aeroportuario del Sureste S.A. de C.V., Class B-ADR                               1,800           50,490
Grupo Financiero Banorte S.A. de C.V., Class O                                         40,290          262,298
Urbi Desarrollos Urbanos S.A. de C.V.*                                                  7,528           37,751
                                                                                                --------------
                                                                                                       508,524
                                                                                                --------------
NETHERLANDS--2.1%
ABN Amro Holding NV                                                                    11,659          289,303
Aegon NV                                                                               14,272          192,612
Heineken NV                                                                             5,145          178,292
Koninklijke Numico NV*                                                                  1,941           79,417
Koninklijke Philips Electronics NV                                                      5,183          142,787
Royal Dutch Petroleum Co.                                                               2,786          166,578
TPG NV                                                                                  2,457           69,918
Unilever NV                                                                             4,758          323,841
                                                                                                --------------
                                                                                                     1,442,748
                                                                                                --------------
NEW ZEALAND--0.1%
Auckland International Airport Ltd.                                                    17,421          100,502
                                                                                                --------------

NORWAY--2.3%
Acta Holding ASA*                                                                      18,000   $       31,809
DNB Holding ASA                                                                         5,832           59,583
Norsk Hydro ASA                                                                         6,660          549,588
Orkla ASA                                                                               2,950          107,987
Smedvig ASA, Class A                                                                    4,572           85,845
Statoil ASA (a)                                                                        33,321          567,810
Telenor ASA (a)                                                                         7,600           68,352
TGS Nopec Geophysical Co. ASA*                                                          1,100           32,283
Tomra Systems ASA                                                                      12,400           55,369
                                                                                                --------------
                                                                                                     1,558,626
                                                                                                --------------
PHILIPPINES--0.2%
Ayala Corp.                                                                           253,000           35,084
Bank of the Philippine Islands                                                         30,800           28,662
Philippine Long Distance Telephone Co.                                                  2,910           73,540
                                                                                                --------------
                                                                                                       137,286
                                                                                                --------------
POLAND--4.2%
Agora SA*                                                                               6,517          121,996
Bank BPH                                                                                1,247          198,281
Bank Pekao SA                                                                          15,883          701,808
Bank Zachodni WBK SA                                                                    8,212          260,112
Budimex SA*                                                                             6,071           92,495
CCC SA*                                                                                 6,675           26,640
Inter Cars SA*                                                                          2,808           30,952
PKO Bank Polski SA*                                                                   113,998        1,003,816
Polski Koncern Naftowy Orlen SA                                                         3,782           54,626
Telekomunikacja Polska SA                                                              44,117          297,644
ZM Duda SA*                                                                            38,480          152,964
                                                                                                --------------
                                                                                                     2,941,334
                                                                                                --------------
PORTUGAL--0.6%
Banco Comercial Portugues SA                                                           59,481          161,937
Brisa-Auto Estradas de Portugal SA                                                      6,009           50,714
Electricidade de Portugal SA                                                           30,261           84,347
Jeronimo Martins SGPS SA*                                                               2,781           42,363
Media Capital SGPS SA*                                                                  7,991           55,114
Portugal Telecom SGPS SA                                                                3,939           46,164
                                                                                                --------------
                                                                                                       440,639
                                                                                                --------------
RUSSIA--4.4%
AFK Sistema-GDR*                                                                        8,500          153,000
AvtoVAZ-GDR*                                                                            1,100           32,120
Gazprom-ADR* (a)                                                                        8,496          286,315
Lukoil-ADR                                                                              6,000          813,000
Mining and Metallurgical Co. Norilsk Nickel-ADR (a)                                     7,200          420,120
NovaTek OAO*                                                                               22           28,600
RBC Information Systems*                                                                6,104           22,219
Sberbank RF                                                                             1,517          899,581
Sibirtelecom-ADR                                                                          965           44,158
Tyumen Oil Co.*                                                                        30,236          129,108
Uralsvyazinform-ADR*                                                                    3,648           26,193
Volgatelecom-ADR                                                                       16,800          119,280
Wimm-Bill-Dann Foods OJSC-ADR* (a)                                                      4,700           90,851
                                                                                                --------------
                                                                                                     3,064,545
                                                                                                --------------
SOUTH AFRICA--0.4%
Nedcor Ltd.                                                                            21,124          254,420
                                                                                                --------------

See Notes to Financial Statements

                                                                                       SHARES            VALUE
                                                                                       ------            -----
SOUTH KOREA--1.0%
Samsung Electronics Co. Ltd.                                                            1,424   $      703,127
                                                                                                --------------
SPAIN--1.3%
ACS Actividades, SA                                                                     2,216           54,872
Altadis SA                                                                              2,343           95,834
Cintra Concesiones de Infraestructuras SA*                                              8,937           96,165
Fadesa Inmobiliaria SA*                                                                 6,105          133,758
Gas Natural SDG SA                                                                      1,148           33,010
Grupo Empresarial Ence, SA                                                              3,540          106,978
Grupo Ferrovial SA                                                                      3,462          196,092
Inditex                                                                                 1,881           56,258
Promotora de Informaciones SA                                                           5,142          103,927
                                                                                                --------------
                                                                                                       876,894
                                                                                                --------------
SWEDEN--4.3%
AB Lindex                                                                                 700           33,162
Autoliv, Inc.                                                                           2,119          101,135
Capio AB*                                                                               4,600           69,604
Ericsson LM, Class B*                                                                  24,000           67,540
ForeningsSparbanken AB                                                                  5,900          139,336
Getinge AB, Class B                                                                     7,400          110,403
Modern Times Group, Class B*                                                            5,200          157,366
Nobia AB                                                                                1,476           27,865
Nordea Bank AB                                                                         72,500          733,058
Skandia Forsakrings AB                                                                 32,000          162,457
Skandinaviska Enskilda Banken AB, Class A                                              26,600          504,058
Skanska AB, Class B                                                                    39,162          473,506
Svenska Cellulosa AB, Class B                                                           1,600           60,299
Svenska Handelsbanken AB, Class A                                                      10,465          247,144
TeliaSonera AB                                                                          6,000           35,637
Volvo AB, Class B                                                                       1,300           57,450
                                                                                                --------------
                                                                                                     2,980,020
                                                                                                --------------
SWITZERLAND--4.7%
Adecco SA                                                                               1,045           57,387
Credit Suisse Group                                                                     8,221          352,849
Holcim Ltd.                                                                             7,267          446,747
Nestle SA                                                                               2,484          679,446
Novartis AG                                                                            12,765          595,359
Roche Holding AG (a)                                                                    6,088          652,358
SGS SA                                                                                     39           28,099
Swatch Group AG (The), Class B                                                          2,473          339,820
UBS AG                                                                                    813           68,633
Unique Zurich Airport*                                                                    108           14,443
                                                                                                --------------
                                                                                                     3,235,141
                                                                                                --------------
TURKEY--3.2%
Akbank T.A.S.                                                                          95,954          465,556
Alarko Gayrimenkul Yatirim Ortakliqi*                                                     986           20,085
Cimsa Cimento Sanayi ve Ticaret AS*                                                    13,390           52,072
Dogan Sirketler Grubu Holding AS*                                                      56,490          147,292
Haci Omer Sabanci Holding AS*                                                         111,654          387,067
Koc Holding AS*                                                                        54,476          238,081
Koc Holding AS, New*                                                                   14,503           61,233
Migros Turk TAS*                                                                        7,088           49,353
Turkcell Iletisim Hizmetleri AS-ADR (a)                                                 1,898           32,418
Turkiye Garanti Bankasi AS*                                                           108,683          412,190
Turkiye Is Bankasi, Class C*                                                           60,687          350,636
Yapi ve Kredi Bankasi AS*                                                               8,440           33,760
                                                                                                --------------
                                                                                                     2,249,743
                                                                                                --------------
UNITED KINGDOM--11.5%
Allied Domecq Plc                                                                       7,091   $       71,473
Anglo American Plc                                                                     11,553          273,927
Associated British Ports Holdings Plc                                                  15,662          142,180
BAA Plc                                                                                 7,775           85,712
Barclays Plc                                                                           20,163          206,087
BG Group Plc                                                                           29,014          225,430
BP Plc                                                                                132,813        1,376,307
British Land Co. Plc                                                                    4,257           64,663
British Sky Broadcasting Group Plc                                                      9,772          107,173
Burberry Group Plc                                                                      8,444           65,328
Cadbury Schweppes Plc                                                                  14,820          148,536
Compass Group Plc                                                                      20,156           91,964
Diageo Plc                                                                             29,901          421,427
Forth Ports Plc*                                                                        1,435           37,305
GlaxoSmithKline Plc                                                                    26,493          607,142
Highland Gold Mining Ltd.                                                              13,480           51,445
Hilton Group Plc                                                                       11,802           67,115
Imperial Tobacco Group Plc                                                              5,568          146,117
National Grid Transco Plc                                                               5,195           48,117
Pearson Plc                                                                             5,464           66,584
Peninsular & Oriental Steam Navigation Co. Plc                                         36,197          197,979
Peter Hambro Mining Plc*                                                                9,694          116,299
Prudential Corp. Plc                                                                   21,187          202,543
Rank Group Plc                                                                          6,657           34,430
Reckitt Benckiser Plc                                                                   2,283           72,549
Reed Elsevier Plc                                                                       7,007           72,612
Royal Bank of Scotland Group Plc                                                       14,388          457,764
Scottish & Southern Energy Plc                                                          4,257           70,897
Shell Transport & Trading Co. Plc                                                      51,380          461,090
Smith & Nephew Plc                                                                     14,282          134,239
Tesco Plc                                                                              68,163          407,587
Vodafone Group Plc                                                                    478,854        1,271,094
William Hill Plc                                                                        4,503           46,876
WPP Group Plc                                                                           9,667          110,038
Xstrata Plc                                                                             1,774           33,851
                                                                                                --------------
                                                                                                     7,993,880
                                                                                                --------------
UNITED STATES--0.2%
News Corp., Class B (a)                                                                 8,089          142,447
                                                                                                --------------
Total Common Stocks (Cost $58,279,455)                                                              67,239,903
                                                                                                --------------
WARRANTS--0.3%

UNITED KINGDOM--0.3%
Calyon Financial Products Ltd., Expires 1/25/10*                                       35,247          165,876
Credit Lyonnais, Expires 6/17/08*                                                       1,178           17,503
                                                                                                --------------
Total Warrants (Cost $193,275)                                                                         183,379
                                                                                                --------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT
                                                                                    ---------
GOVERNMENT BONDS--0.9%

HUNGARY--0.9%
Hungary Government Bond,
  Series 08/C, 6.25%, 6/12/08                                                  $   35,200,000          179,035
Hungary Government Bond,
  Series 09/C, 7.00%, 6/24/09                                                      16,890,000           87,621
Hungary Government Bond,
  Series 13/D, 6.75%, 2/12/13                                                      22,880,000          118,152

See Notes to Financial Statements

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
HUNGARY (CONTINUED)
Hungary Government Bond,
 Series 14/C, 5.50%, 2/12/14                                                   $   45,940,000   $      218,155
                                                                                                --------------
Total Government Bonds (Cost $525,485)                                                                 602,963
                                                                                                --------------
REPURCHASE AGREEMENT--0.3%

UNITED STATES--0.3%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $193,712, Collateralized by $340,000 U.S. Treasury
 Strips, 0.00%, Due 8/15/16 (Value $198,842)                                          193,698          193,698
                                                                                                --------------
Total Repurchase Agreement (Cost $193,698)                                                             193,698
                                                                                                --------------
REPURCHASE AGREEMENT HELD AS
 COLLATERAL FOR SECURITIES LENDING--6.1%

UNITED STATES--6.1%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $4,245,374, Collateralized by $7,475,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/16
 (Value $4,371,604)                                                                 4,245,065        4,245,065
                                                                                                --------------
Total Repurchase Agreement Held As Collateral For Securities
 Lending (Cost $4,245,065)                                                                           4,245,065
                                                                                                --------------
Total Investments (Cost $63,436,978)                                 104.6%                     $   72,465,008
Liabilities in excess of other assets                                 (4.6)%                        (3,192,747)
                                                                   -------                      --------------
Net Assets                                                           100.0%                     $   69,272,261
                                                                   =======                      ==============

*    Denotes non-income producing security.
(a) All or part of this security has been loaned as of March 31, 2005. ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SECTOR DIVERSIFICATION AS OF MARCH 31, 2005

                                                                                                    PERCENT OF
SECTOR                                                                                              NET ASSETS
------                                                                                              ----------
Consumer Discretionary                                                                                    12.1%
Consumer Staples                                                                                           8.0
Energy                                                                                                    11.8
Financials                                                                                                30.8
Health Care                                                                                                5.5
Industrials                                                                                                8.1
Information Technology                                                                                     3.2
Materials                                                                                                  8.5
Telecommunications                                                                                         6.8
Utilities                                                                                                  2.5
Government Bonds                                                                                           0.9
Short-Term Investments                                                                                     6.4
                                                                                                --------------
Total Investments                                                                                        104.6%
Liabilities in excess of other assets                                                                     (4.6)%
                                                                                                --------------
Total                                                                                                    100.0%
                                                                                                ==============

See Notes to Financial Statements

RSI Retirement Trust

 STATEMENT OF INVESTMENTS

ACTIVELY MANAGED BOND FUND
March 31, 2005 (Unaudited)

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
COMMERCIAL PAPER--3.9%
General Electric Capital Corp., 2.73%, 4/6/05                                  $    5,000,000   $    4,997,725
                                                                                                --------------
Total Commercial Paper (Cost $4,998,104)                                                             4,997,725
                                                                                                --------------
CORPORATE BONDS--9.2%
ChevronTexaco Corp., 7.09%, 2/1/07                                                    600,000          631,441
Citigroup, Inc., 6.50%, 1/18/11                                                       500,000          543,184
Financing Corp., 9.40%, 2/8/18                                                        100,000          140,785
JP Morgan & Co., Inc., Medium Term Note, 0.00%, 4/24/27                             2,201,000          427,921
Merrill Lynch & Co., Inc., Medium Term Note,
 0.00%, 2/25/27 (a)                                                                 4,300,000          788,981
Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)                                       1,000,000        1,005,675
Pitney Bowes, Inc., 4.75%, 5/15/18 (a)                                              1,000,000          952,984
PMI Group, Inc., 6.75%, 11/15/06                                                    1,000,000        1,035,752
Public Service Electric & Gas, 9.13%, 7/1/05                                        1,000,000        1,014,361
Public Service Electric & Gas, 6.38%, 5/1/08                                          525,000          553,993
Transamerica Financial Corp., 0.00%, 9/1/12                                         3,000,000        1,933,724
US Bank N.A., 6.38%, 8/1/11                                                         1,000,000        1,083,205
US Bank N.A., 6.30%, 2/4/14                                                         1,500,000        1,625,730
                                                                                                --------------
Total Corporate Bonds (Cost $11,301,970)                                                            11,737,736
                                                                                                --------------
MORTGAGE-BACKED SECURITIES--12.1%
ABN AMRO Mortgage Corp.,
 Remic 03-7 A2, 5.00%, 7/25/18                                                      1,308,635        1,300,857
Bank of America Mortgage Securities, Inc,
 Remic 04-3 1A24, 5.50%, 4/25/34                                                    1,000,000          987,626
Bank of America Mortgage Securities, Inc,
 Remic 02-9 1A16, 6.25%, 10/25/32                                                     950,628          948,355
Countrywide Home Loans, Inc.,
 Remic 04-J7 2A2, 4.50%, 8/25/19                                                    1,000,000          922,878
First Nationwide Trust,
 Remic 99-3 2PA3, 6.50%, 5/19/29                                                      310,035          308,210
GSR Mortgage Loan Trust,
 Remic 04-6F 3A3, 6.50%, 5/25/34                                                    3,500,000        3,595,846
Residential Asset Securitization Trust,
 Remic 00-A7 B1, 8.00%, 11/25/30                                                    1,422,837        1,419,194
Residential Asset Securitization Trust,
 Remic 04-A9 A10, 5.75%, 12/25/34                                                   1,000,000        1,003,892
Washington Mutual MSC Mortgage Pass-Through Certificates,
 Remic 03-MS2 4A6, 5.75%, 2/25/33                                                   1,000,000        1,000,200
Wells Fargo Mortgage Backed Securities Trust,
 Remic 04-2 APO, 0.00%, 1/25/19                                                     4,206,867        3,389,643
Wells Fargo Mortgage Backed Securities Trust,
 Remic 04-1 A37, 5.50%, 2/25/34                                                       533,055          508,261
                                                                                                --------------
Total Mortgage-Backed Securities (Cost $15,701,154)                                                 15,384,962
                                                                                                --------------
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS--70.9%
Federal Home Loan Bank,
 4.00%, 2/27/14                                                                     1,150,000        1,140,679
Federal Home Loan Bank,
 5.50%, 7/22/14                                                                     1,000,000          995,926
Federal Home Loan Bank,
 4.00%, 12/15/14                                                                    1,000,000          986,743
Federal Home Loan Bank,
 6.70%, 4/4/17                                                                        400,000          400,125
Federal Home Loan Mortgage Corp.,
 Pool #730299, 9.00%, 8/1/06                                                           32,480           33,094
Federal Home Loan Mortgage Corp.,
 Remic 1515S, 16.11%, 5/15/08 *                                                $      533,386   $      605,836
Federal Home Loan Mortgage Corp.,
 Remic 2052PL, 6.00%, 4/15/13                                                         708,322          728,618
Federal Home Loan Mortgage Corp.,
 Medium Term Note, 5.25%, 3/18/15                                                   1,125,000        1,114,477
Federal Home Loan Mortgage Corp.,
 Medium Term Note, 3.25%, 12/15/17                                                  1,000,000          997,199
Federal Home Loan Mortgage Corp.,
 Medium Term Note, 5.00%, 9/21/18                                                     700,000          696,329
Federal Home Loan Mortgage Corp.,
 Medium Term Note, 0.00%, 3/18/19                                                   3,030,000        1,320,986
Federal Home Loan Mortgage Corp.,
 Remic 12A, 9.25%, 11/15/19                                                            23,910           23,902
Federal Home Loan Mortgage Corp.,
 Remic 21Z, 9.50%, 1/15/20                                                             59,848           59,827
Federal Home Loan Mortgage Corp.,
 Remic 1316Z, 8.00%, 6/15/22                                                           10,188           10,438
Federal Home Loan Mortgage Corp.,
 Remic 1316ZA, 8.00%, 6/15/22                                                         636,825          652,478
Federal Home Loan Mortgage Corp.,
 Remic 2662DG, 5.00%, 10/15/22                                                        775,000          761,526
Federal Home Loan Mortgage Corp.,
 Remic 2707VD, 6.00%, 6/15/23                                                       2,000,000        2,006,749
Federal Home Loan Mortgage Corp.,
 Series 1628LZ, 6.50%, 12/15/23                                                       862,609          907,927
Federal Home Loan Mortgage Corp.,
 Medium Term Note, 6.50%, 6/14/24                                                   1,000,000        1,017,484
Federal Home Loan Mortgage Corp.,
 Remic 1814D, 6.50%, 2/15/26                                                           97,841           98,739
Federal Home Loan Mortgage Corp.,
 Remic 2115BJ, 6.00%, 3/15/28                                                       2,932,000        3,004,103
Federal Home Loan Mortgage Corp.,
 Remic 2059Z, 5.95%, 5/15/28                                                          692,223          710,277
Federal Home Loan Mortgage Corp.,
 Remic 2054L, 6.50%, 5/15/28                                                          287,234          297,899
Federal Home Loan Mortgage Corp.,
 Series 2060Z, 6.50%, 5/15/28                                                       1,033,613        1,056,627
Federal Home Loan Mortgage Corp.,
 Remic 2057PE, 6.75%, 5/15/28                                                         759,029          786,557
Federal Home Loan Mortgage Corp.,
 Remic 2054PV, 7.50%, 5/15/28                                                         629,493          662,013
Federal Home Loan Mortgage Corp.,
 Remic 2064TE, 7.00%, 6/15/28                                                         267,900          280,000
Federal Home Loan Mortgage Corp.,
 Remic 2126CB, 6.25%, 2/15/29                                                         149,365          154,940
Federal Home Loan Mortgage Corp.,
 Remic 2132PE, 6.00%, 3/15/29                                                       1,000,000        1,034,544
Federal Home Loan Mortgage Corp.,
 Remic 2205YB, 6.00%, 5/15/29                                                         184,597          187,779
Federal Home Loan Mortgage Corp.,
 Remic 2162PH, 6.00%, 6/15/29                                                         947,431          977,220
Federal Home Loan Mortgage Corp.,
 Remic 2303CJ, 6.00%, 8/15/29                                                         593,676          605,022
Federal Home Loan Mortgage Corp.,
 Remic 2306PL, 6.00%, 4/15/31                                                       1,332,000        1,375,595

See Notes to Financial Statements

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.,
 Remic 2333KA, 6.50%, 7/15/31                                                  $    1,101,958   $    1,138,038
Federal Home Loan Mortgage Corp.,
 Remic 2672GH, 5.50%, 8/15/31                                                       2,000,000        2,011,629
Federal Home Loan Mortgage Corp.,
 Remic 2794AZ, 6.00%, 10/15/31                                                      1,051,140        1,064,332
Federal Home Loan Mortgage Corp.,
 Remic 2382DZ, 5.50%, 11/15/31                                                        558,331          573,784
Federal Home Loan Mortgage Corp.,
 Remic 2492Z, 5.50%, 8/15/32                                                        3,172,278        3,194,356
Federal Home Loan Mortgage Corp.,
 Remic 2485WG, 6.00%, 8/15/32                                                       1,000,000        1,029,736
Federal Home Loan Mortgage Corp.,
 Remic 2575QE, 6.00%, 2/15/33                                                       1,947,035        2,002,144
Federal Home Loan Mortgage Corp.,
 Remic 2728DC, 6.00%, 1/15/34                                                       1,000,000        1,042,783
Federal Home Loan Mortgage Corp.,
 Remic 2778ZT, 6.00%, 4/15/34                                                       1,235,983        1,281,238
Federal Home Loan Mortgage Corp.,
 Remic 2809GJ, 6.00%, 6/15/34                                                       1,000,000        1,037,114
Federal Home Loan Mortgage Corp.,
 Remic 2881BZ, 6.00%, 11/15/34                                                        459,068          482,043
Federal National Mortgage Assoc.,
 Pool #15569, 8.25%, 5/1/10                                                            73,129           75,651
Federal National Mortgage Assoc.,
 6.80%, 8/27/12                                                                     1,100,000        1,157,098
Federal National Mortgage Assoc.,
 4.00%, 10/12/16                                                                    1,000,000          985,568
Federal National Mortgage Assoc.,
 6.50%, 12/27/16                                                                    1,000,000        1,037,487
Federal National Mortgage Assoc.,
 Remic 02-11 QG, 5.50%, 3/25/17                                                       700,000          715,144
Federal National Mortgage Assoc.,
 6.00%, 5/24/19                                                                     1,000,000        1,003,221
Federal National Mortgage Assoc.,
 6.00%, 4/6/20                                                                      1,000,000          999,802
Federal National Mortgage Assoc.,
 Remic 91-169M, 8.40%, 12/25/21                                                        23,160           24,780
Federal National Mortgage Assoc.,
 Remic 92-55DZ, 8.00%, 4/25/22                                                      1,676,389        1,741,137
Federal National Mortgage Assoc.,
 Remic 92-161H, 7.50%, 9/25/22                                                        176,783          186,723
Federal National Mortgage Assoc.,
 Remic 93-124M, 0.00%, 10/25/22                                                       129,023          106,660
Federal National Mortgage Assoc.,
 Remic G92-57Z, 7.80%, 10/25/22                                                       307,304          329,126
Federal National Mortgage Assoc.,
 Remic 97-61ZC, 7.00%, 2/25/23                                                        419,301          439,737
Federal National Mortgage Assoc.,
 Remic G93-10J, 5.00%, 3/25/23                                                        335,331          333,927
Federal National Mortgage Assoc.,
 Remic G93-15H, 7.25%, 4/25/23                                                        274,350          288,441
Federal National Mortgage Assoc.,
 Remic 93-100K, 0.00%, 6/25/23                                                        633,145          562,232
Federal National Mortgage Assoc.,
 Remic 93-112ZB, 7.00%, 7/25/23                                                     1,187,488        1,250,277
Federal National Mortgage Assoc.,
 Remic 93-223ZA, 6.50%, 12/25/23                                               $    2,324,326   $    2,413,223
Federal National Mortgage Assoc.,
 Remic 93-250DZ, 7.00%, 12/25/23                                                      211,718          228,229
Federal National Mortgage Assoc.,
 Remic 94-65LL, 7.38%, 4/25/24                                                        420,000          442,596
Federal National Mortgage Assoc.,
 Remic 94-61E, 7.50%, 4/25/24                                                         439,501          464,983
Federal National Mortgage Assoc.,
 Pool #344321, 6.00%, 9/1/25                                                          860,234          879,518
Federal National Mortgage Assoc.,
 Remic G96-1PK, 7.50%, 6/17/26                                                        385,000          413,132
Federal National Mortgage Assoc.,
 Remic 97-49B, 10.00%, 6/17/27                                                         23,163           25,513
Federal National Mortgage Assoc.,
 Remic 98-11Z, 6.00%, 3/18/28                                                       1,060,982        1,093,317
Federal National Mortgage Assoc.,
 Remic 98-59Z, 6.50%, 10/25/28                                                      1,016,245        1,043,552
Federal National Mortgage Assoc.,
 Remic 98-62DC, 9.00%, 11/25/28                                                       782,704          869,207
Federal National Mortgage Assoc.,
 Remic 00-2ZE, 7.50%, 2/25/30                                                       1,471,517        1,556,370
Federal National Mortgage Assoc.,
 Remic 01-45TE, 6.50%, 6/25/30                                                         78,190           78,943
Federal National Mortgage Assoc.,
 Remic 00-23PO, 0.00%, 7/25/30                                                        885,731          769,092
Federal National Mortgage Assoc.,
 Remic 02-48GF, 6.50%, 10/25/31                                                     2,000,000        2,066,740
Federal National Mortgage Assoc.,
 Remic 03-32PH, 5.50%, 3/25/32                                                      1,000,000        1,003,576
Federal National Mortgage Assoc.,
 Remic 04-45ZL, 6.00%, 10/25/32                                                     1,051,140        1,077,837
Government National Mortgage Assoc.,
 Remic 04-5VB, 6.00%, 5/20/23                                                       1,000,000        1,029,809
Government National Mortgage Assoc.,
 Pool #1977, 9.50%, 3/20/25                                                            83,138           92,753
Government National Mortgage Assoc.,
 Remic 98-26K, 7.50%, 9/17/25                                                         615,643          651,327
Government National Mortgage Assoc.,
 Remic 98-22K, 7.00%, 2/20/26                                                         525,495          549,682
Government National Mortgage Assoc.,
 Remic 97-8PE, 7.50%, 5/16/27                                                         205,932          214,714
Government National Mortgage Assoc.,
 Remic 97-11D, 7.50%, 7/20/27                                                         514,735          538,085
Government National Mortgage Assoc.,
 Remic 97-18J, 7.00%, 11/20/27                                                        153,465          157,115
Government National Mortgage Assoc.,
 Remic 99-31ZC, 8.00%, 9/16/29                                                        234,118          255,563
Government National Mortgage Assoc.,
 Remic 01-4PM, 6.50%, 3/20/31                                                       1,115,708        1,156,357
Government National Mortgage Assoc.,
 Remic 03-6BE, 5.25%, 1/16/32                                                       1,000,000          994,499
Government National Mortgage Assoc.,
 Remic 03-83BC, 5.50%, 4/16/33                                                      1,000,000        1,002,546
Government National Mortgage Assoc.,
 Remic 03-114Z, 6.00%, 12/16/33                                                     2,155,365        2,284,739

See Notes to Financial Statements

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (Continued)
U.S. Treasury Bonds, 9.25%, 2/15/16                                            $    3,520,000   $    4,912,600
U.S. Treasury Strips, 0.00%, 2/15/06                                                5,000,000        4,855,525
U.S. Treasury Strips, 0.00%, 2/15/10                                                6,180,000        5,056,691
Total United States Government & Agency Obligations                                             --------------
 (Cost $87,885,767)                                                                                 89,963,699
                                                                                                --------------
REPURCHASE AGREEMENT--5.3%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $6,737,164, Collateralized by $11,240,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/15
 (Value $6,935,080)                                                                 6,736,674        6,736,674
                                                                                                --------------
Total Repurchase Agreement (Cost $6,736,674)                                                         6,736,674
                                                                                                --------------
REPURCHASE AGREEMENT HELD AS
 COLLATERAL FOR SECURITIES LENDING--0.5%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $656,994, Collateralized by $1,100,000 U.S. Treasury
 Strips, 0.00%, Due 8/15/15 (Value $678,700)                                          656,946          656,946
                                                                                                --------------
Total Repurchase Agreement Held As Collateral For Securities
 Lending (Cost $656,946)                                                                               656,946
                                                                                                --------------
Total Investments (Cost $127,280,615)                                101.9%                     $  129,477,742
Liabilities in excess of other assets                                 (1.9)%                        (2,403,360)
                                                                   -------                      --------------
Net Assets                                                           100.0%                     $  127,074,382
                                                                   =======                      ==============

* Variable rate security. Rate represents the rate in effect as of March 31, 2005. Maturity reflects final maturity date.
(a)  All or part of this security has been loaned as of March 31, 2005.

See Notes to Financial Statements

RSI Retirement Trust

 STATEMENT OF INVESTMENTS

INTERMEDIATE-TERM BOND FUND
March 31, 2005 (Unaudited)

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
CORPORATE BONDS--12.4%
American Express Credit Corp., 7.45%, 8/10/05                                  $      150,000   $      152,124
ChevronTexaco Corp., 7.09%, 2/1/07                                                    517,000          544,091
Citigroup, Inc., 6.50%, 1/18/11                                                       500,000          543,184
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12                                  500,000          541,015
General Electric Co., 5.00%, 2/1/13                                                 1,000,000          998,547
Morgan Stanley, 6.60%, 4/1/12                                                         450,000          491,209
Old Republic International Corp., 7.00%, 6/15/07                                    1,005,000        1,056,699
                                                                                                --------------
Total Corporate Bonds (Cost $4,239,483)                                                              4,326,869
                                                                                                --------------
MORTGAGE-BACKED SECURITIES--12.7%
DLJ Acceptance Trust,
 Remic 89-1F, 11.00%, 8/1/19                                                           30,289           33,586
First Nationwide Trust,
 Remic 99-3 2PA3, 6.50%, 5/19/29                                                      310,035          308,210
GSR Mortgage Loan Trust,
 Remic 04-6F 3A3, 6.50%, 5/25/34                                                    1,200,000        1,232,863
Residential Asset Mortgage Products, Inc.,
 Remic 02-SL1 AI3, 7.00%, 6/25/32                                                     739,000          743,563
Residential Asset Securitization Trust,
 Remic 00-A7 B1, 8.00%, 11/25/30                                                      507,431          506,132
Structured Asset Securities Corp.,
 Remic 03-21 1A3, 5.50%, 7/25/33                                                      458,881          459,007
Structured Asset Securities Corp.,
 Remic 03-33H 1A1, 5.50%, 10/25/33                                                    203,406          202,588
Vendee Mortgage Trust,
 Remic 99-3 D, 6.50%, 6/15/25                                                          16,318           16,369
Washington Mutual,
 Remic 02-S4 A4, 6.50%, 10/19/29                                                      486,937          495,891
Wells Fargo Mortgage Backed Securities Trust,
 Remic 04-2 APO, 0.00%, 1/25/19                                                       521,776          420,416
                                                                                                --------------
Total Mortgage-Backed Securities (Cost $4,532,565)                                                   4,418,625
                                                                                                --------------
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS--70.7%
Federal Farm Credit Bank, 6.00%, 6/14/12                                              500,000          502,503
Federal Home Loan Bank, 3.00%, 8/20/08                                                400,000          398,863
Federal Home Loan Bank, 8.10%, 5/25/10                                                350,000          352,586
Federal Home Loan Bank, 7.42%, 8/10/10                                                563,000          571,478
Federal Home Loan Bank, 7.24%, 10/19/10                                               250,000          255,544
Federal Home Loan Bank, 4.00%, 10/24/11                                               150,000          148,765
Federal Home Loan Bank, 3.00%, 11/18/11                                               330,000          325,859
Federal Home Loan Bank, 5.00%, 11/26/12                                               614,286          610,572
Federal Home Loan Bank, 4.15%, 3/16/15                                              1,000,000          985,960
Federal Home Loan Mortgage Corp.,
 Remic 1587Z, 6.50%, 10/15/08                                                         576,990          596,159
Federal Home Loan Mortgage Corp.,
 Gold Pool #M80719, 6.50%, 11/1/08                                                     48,237           49,129
Federal Home Loan Mortgage Corp.,
 Pool #189332, 8.00%, 9/1/09                                                          238,621          243,645
Federal Home Loan Mortgage Corp.,
 Remic 2052PL, 6.00%, 4/15/13                                                         424,993          437,171
Federal Home Loan Mortgage Corp.,
 Remic 34D, 9.00%, 3/15/20                                                             39,662           39,634
Federal Home Loan Mortgage Corp.,
 Gold Pool #C90492, 6.00%, 11/1/21                                                    196,537          202,488
Federal Home Loan Mortgage Corp.,
 Remic 1316Z, 8.00%, 6/15/22                                                           94,250           96,567
Federal Home Loan Mortgage Corp.,
 Remic 1311K, 7.00%, 7/15/22                                                   $      141,691   $      142,298
Federal Home Loan Mortgage Corp.,
 Remic 1620Z, 6.00%, 11/15/23                                                         394,107          399,600
Federal Home Loan Mortgage Corp.,
 Remic 1695EA, 7.00%, 12/15/23                                                        114,730          116,420
Federal Home Loan Mortgage Corp.,
 Remic 1753D, 8.50%, 9/15/24                                                           47,406           50,527
Federal Home Loan Mortgage Corp.,
 Remic 2036-PG, 6.50%, 1/15/28                                                        500,000          515,755
Federal Home Loan Mortgage Corp.,
 Remic 2053Z, 6.50%, 4/15/28                                                          595,096          617,880
Federal Home Loan Mortgage Corp.,
 Remic 2059Z, 5.95%, 5/15/28                                                          596,744          612,308
Federal Home Loan Mortgage Corp.,
 Remic 2057PE, 6.75%, 5/15/28                                                         663,874          687,951
Federal Home Loan Mortgage Corp.,
 Remic 2054PV, 7.50%, 5/15/28                                                         338,958          356,469
Federal Home Loan Mortgage Corp.,
 Remic 2064TE, 7.00%, 6/15/28                                                         267,900          280,000
Federal Home Loan Mortgage Corp.,
 Remic 2108CB, 6.25%, 12/15/28                                                        247,358          256,206
Federal Home Loan Mortgage Corp.,
 Remic 2132PE, 6.00%, 3/15/29                                                         793,000          820,394
Federal Home Loan Mortgage Corp.,
 Remic 2317VG, 6.50%, 4/15/31                                                         118,550          120,394
Federal Home Loan Mortgage Corp.,
 Remic 2728DC, 6.00%, 1/15/34                                                       1,000,000        1,042,782
Federal National Mortgage Assoc.,
 Remic 94-32Z, 6.50%, 3/25/09                                                         193,476          197,704
Federal National Mortgage Assoc.,
 3.50%, 12/1/09                                                                       500,000          496,190
Federal National Mortgage Assoc.,
 6.00%, 2/8/11                                                                        150,000          153,287
Federal National Mortgage Assoc.,
 5.25%, 1/28/13                                                                       500,000          499,367
Federal National Mortgage Assoc.,
 5.13%, 2/27/13                                                                     1,000,000          994,574
Federal National Mortgage Assoc.,
 5.00%, 4/4/13                                                                      1,250,000        1,231,912
Federal National Mortgage Assoc.,
 Remic 93-65ZZ, 7.00%, 6/25/13                                                        887,864          926,861
Federal National Mortgage Assoc.,
 Pool #50848, 6.50%, 1/1/14                                                           141,307          147,847
Federal National Mortgage Assoc.,
 4.00%, 9/15/14                                                                       350,000          346,314
Federal National Mortgage Assoc.,
 4.00%, 12/30/14                                                                      500,000          493,191
Federal National Mortgage Assoc.,
 Remic 01-53HC, 6.00%, 9/25/16                                                        214,569          219,870
Federal National Mortgage Assoc.,
 Remic 02-2UC, 6.00%, 2/25/17                                                         415,000          425,940
Federal National Mortgage Assoc.,
 Remic 29-1, 0.00%, 3/1/18                                                              2,588            2,232
Federal National Mortgage Assoc.,
 Remic 03-22LQ, 4.50%, 4/25/18                                                         15,000           14,009

See Notes to Financial Statements

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
                                                                                    ---------            -----
UNITED STATES GOVERNMENT & AGENCY
 OBLIGATIONS (Continued)
Federal National Mortgage Assoc.,
 Remic 89-62G, 8.60%, 10/25/19                                                 $       31,379   $       33,838
Federal National Mortgage Assoc.,
 Remic 91-113ZE, 7.50%, 9/25/21                                                       499,434          527,726
Federal National Mortgage Assoc.,
 Remic G-41PT, 7.50%, 10/25/21                                                        119,013          124,410
Federal National Mortgage Assoc.,
 Remic G92-15Z, 7.00%, 1/25/22                                                        348,650          361,002
Federal National Mortgage Assoc.,
 Remic 93-112ZA, 7.00%, 4/25/22                                                        77,659           78,104
Federal National Mortgage Assoc.,
 Remic 93-4LA, 8.00%, 1/25/23                                                          66,289           70,638
Federal National Mortgage Assoc.,
 Remic 94-76KB, 0.00%, 4/25/24                                                        209,485          136,995
Federal National Mortgage Assoc.,
 Pool #303437, 9.00%, 6/1/25                                                          140,486          154,763
Federal National Mortgage Assoc.,
 Pool #344321, 6.00%, 9/1/25                                                          542,683          554,848
Federal National Mortgage Assoc.,
 Remic 99-32B, 6.00%, 7/25/29                                                         582,023          589,365
Federal National Mortgage Assoc.,
 Remic 01-53OP, 6.00%, 10/25/31                                                       912,297          937,135
Federal National Mortgage Assoc.,
 Remic 03-32PH, 5.50%, 3/25/32                                                        500,000          501,788
Federal National Mortgage Assoc.,
 Remic 03-47PD, 5.50%, 9/25/32                                                        338,000          338,063
Federal National Mortgage Assoc.,
 Remic 02-14A1, 7.00%, 1/25/42                                                         91,453           95,507
Government National Mortgage Assoc.,
 Pool #9335, 8.25%, 4/15/06                                                                42               43
Government National Mortgage Assoc.,
 Remic 02-34VA, 6.50%, 2/20/13                                                        177,147          177,442
Government National Mortgage Assoc.,
 Series II, Pool #2326, 8.50%, 11/20/26                                                26,893           29,206
Government National Mortgage Assoc.,
 Pool #440640, 8.25%, 6/15/27                                                         141,392          153,163
Government National Mortgage Assoc.,
 Pool #453323, 8.25%, 9/15/27                                                          42,745           46,304
Government National Mortgage Assoc.,
 Pool #427291, 8.25%, 12/15/27                                                         13,234           14,335
Government National Mortgage Assoc.,
 Remic 00-14CD, 7.50%, 7/16/29                                                        100,585          101,638
Government National Mortgage Assoc.,
 Remic 02-41ZD, 6.00%, 6/16/32                                                        260,427          265,802
Government National Mortgage Assoc.,
 Remic 03-115BV, 7.00%, 8/16/32                                                       329,764          357,955
Government National Mortgage Assoc.,
 Remic 03-83BC, 5.50%, 4/16/33                                                      1,000,000        1,002,545
                                                                                                --------------
Total United States Government & Agency Obligations
 (Cost $24,881,459)                                                                                 24,637,820
                                                                                                --------------
REPURCHASE AGREEMENT--5.5%
Bear Stearns & Co., Inc., 2.62%, Due 4/1/05, Repurchase
 price $1,898,148, Collateralized by $3,170,000 U.S.
 Treasury Strips, 0.00%, Due 8/15/15
 (Value $1,955,890)                                                            $    1,898,010   $    1,898,010
                                                                                                --------------
Total Repurchase Agreement (Cost $1,898,010)                                                         1,898,010
                                                                                                --------------
Total Investments (Cost $35,551,517)                                 101.3%                     $   35,281,324
Liabilities in excess of other assets                                 (1.3)%                          (461,462)
                                                                   -------                      --------------
Net Assets                                                           100.0%                     $   34,819,862
                                                                   =======                      ==============

See Notes to Financial Statements

RSI Retirement Trust

 STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2005 (Unaudited)

                                                                               CORE                VALUE          EMERGING GROWTH
                                                                            EQUITY FUND         EQUITY FUND         EQUITY FUND
                                                                         -----------------   -----------------   -----------------
ASSETS:
Investments in securities at value--Note 2A                              $     144,534,063   $     102,269,701   $      65,965,706
Repurchase agreements at cost                                                   11,753,631           8,887,244          12,842,589
                                                                         -----------------   -----------------   -----------------
   Total Investments                                                           156,287,694         111,156,945          78,808,295
Receivable for investments sold                                                  2,622,765                  --             673,410
Receivable for units of beneficial interest sold                                   108,475              76,331              51,423
Dividends and interest receivable                                                  234,183              77,477              44,704
Other assets                                                                         4,498               4,499               4,474
                                                                         -----------------   -----------------   -----------------
   Total Assets                                                                159,257,615         111,315,252          79,582,306
                                                                         -----------------   -----------------   -----------------

LIABILITIES:
Payable for investments purchased                                                2,260,292           1,994,181           1,175,222
Payable upon return of securities on loan--Note 4                                9,829,377           1,947,580           9,112,937
Payable for units of beneficial interest redeemed                                  615,171             384,690             272,333
Net payable for variation margin on futures contracts                                1,313                  --                  --
Payable to investment adviser                                                       65,778              50,937              62,464
Accrued expenses                                                                   153,775              98,156             100,430
                                                                         -----------------   -----------------   -----------------
   Total Liabilities                                                            12,925,706           4,475,544          10,723,386
                                                                         -----------------   -----------------   -----------------

NET ASSETS                                                               $     146,331,909   $     106,839,708   $      68,858,920
                                                                         =================   =================   =================

NET ASSETS CONSIST OF:
Paid-in capital (deficit)                                                $    (185,119,234)  $     (39,974,936)  $     (63,205,051)
Accumulated net investment income (loss)                                        52,667,125          24,151,264          (9,799,162)
Accumulated net realized gain                                                  260,367,785         104,302,221         132,810,505
Unrealized appreciation                                                         18,416,233          18,361,159           9,052,628
                                                                         -----------------   -----------------   -----------------
   Net Assets                                                            $     146,331,909   $     106,839,708   $      68,858,920
                                                                         =================   =================   =================

NET ASSET VALUE offering and redemption price per unit                   $           80.55   $           95.51   $           78.14
                                                                         =================   =================   =================

Outstanding units of beneficial interest*                                        1,816,648           1,118,665             881,198
                                                                         =================   =================   =================

Investments in securities at cost                                        $     137,871,124   $      92,795,786   $      69,755,667
                                                                         =================   =================   =================

* At March 31, 2005 there were an unlimited number of units of beneficial interest authorized.

See Notes to Financial Statements

                                                                           INTERNATIONAL     ACTIVELY MANAGED    INTERMEDIATE-TERM
                                                                            EQUITY FUND          BOND FUND           BOND FUND
                                                                         -----------------   -----------------   -----------------
ASSETS:
Investments in securities at value--Note 2A                              $      68,026,245   $     122,084,122   $      33,383,314
Repurchase agreements at cost                                                    4,438,763           7,393,620           1,898,010
                                                                         -----------------   -----------------   -----------------
   Total Investments                                                            72,465,008         129,477,742          35,281,324
Foreign currency, at value (cost $1,200,224)                                     1,200,127                  --                  --
Receivable for investments sold                                                    189,342               1,622                  --
Receivable for units of beneficial interest sold                                    58,917              94,120              24,684
Dividends and interest receivable                                                  136,456             689,779             281,051
Reclaims receivable                                                                119,603                  --                  --
Other assets                                                                         4,499               4,499               4,503
                                                                         -----------------   -----------------   -----------------
   Total Assets                                                                 74,173,952         130,267,762          35,591,562
                                                                         -----------------   -----------------   -----------------

LIABILITIES:
Payable for investments purchased                                                  202,280           1,885,524             559,031
Payable upon return of securities on loan--Note 4                                4,245,065             656,946                  --
Payable for units of beneficial interest redeemed                                  318,887             492,236             138,802
Unrealized depreciation on forward currency contracts--Note 2K                       3,963                  --                  --
Payable to investment adviser                                                       48,716              42,945              11,771
Accrued expenses and other payables                                                 82,780             115,729              62,096
                                                                         -----------------   -----------------   -----------------
   Total Liabilities                                                             4,901,691           3,193,380             771,700
                                                                         -----------------   -----------------   -----------------

NET ASSETS                                                               $      69,272,261   $     127,074,382   $      34,819,862
                                                                         =================   =================   =================

NET ASSETS CONSIST OF:
Paid-in capital (deficit)                                                $      17,204,334   $    (131,050,410)  $    (121,229,774)
Accumulated net investment income (loss)                                          (475,458)        221,327,039         141,173,493
Accumulated net realized gain                                                   43,479,192          34,600,626          15,146,336
Unrealized appreciation (depreciation)                                           9,064,193           2,197,127            (270,193)
                                                                         -----------------   -----------------   -----------------
   Net Assets                                                            $      69,272,261   $     127,074,382   $      34,819,862
                                                                         =================   =================   =================

NET ASSET VALUE offering and redemption price per unit                   $           59.34   $           52.34   $           43.75
                                                                         =================   =================   =================

Outstanding units of beneficial interest*                                        1,167,436           2,428,057             795,832
                                                                         =================   =================   =================

Investments in securities at cost                                        $      63,436,978   $     127,280,615   $      35,551,517
                                                                         =================   =================   =================

* At March 31, 2005 there were an unlimited number of units of beneficial interest authorized.

See Notes to Financial Statements

RSI Retirement Trust

 STATEMENTS OF OPERATIONS

Six Months Ended March 31, 2005 (Unaudited)

                                                                               CORE                VALUE          EMERGING GROWTH
                                                                            EQUITY FUND         EQUITY FUND         EQUITY FUND
                                                                         -----------------   -----------------   -----------------
NET INVESTMENT INCOME:
   Investment Income:
      Interest                                                           $          25,769   $          61,371   $          28,123
      Dividends                                                                  1,475,353           1,036,846             298,309
      Securities lending                                                            38,430              17,698              24,794
                                                                         -----------------   -----------------   -----------------
         Total Investment Income                                                 1,539,552           1,115,915             351,226
                                                                         -----------------   -----------------   -----------------

   Expenses:
      Investment management fees--Note 3A                                          386,659             292,165             364,679
      Shareholder servicing fees and expenses--Note 3B                             371,786             265,604             175,326
      Custodian fees and expenses                                                   14,000               9,476              13,918
      Legal, accounting and auditing fees                                           27,238              17,947              18,935
      Consultant fees                                                                4,846               6,370               5,392
      Trustees' fees and expenses--Note 3C                                          24,873              24,873              19,061
      Printing and postage                                                           2,703               3,617               3,017
      Insurance                                                                     11,976              10,335               5,685
      Other                                                                         19,150              18,934              16,097
                                                                         -----------------   -----------------   -----------------
         Total Expenses                                                            863,231             649,321             622,110
                                                                         -----------------   -----------------   -----------------

NET INVESTMENT INCOME (LOSS)                                                       676,321             466,594            (270,884)
                                                                         -----------------   -----------------   -----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS--NOTE 4:
Net realized gains on investments                                                4,503,177           1,626,205           6,867,935
Net realized gains on futures                                                       69,395                  --                  --
Net increase in unrealized appreciation (depreciation) on investments            3,364,832           4,802,027          (2,686,815)
Net decrease in unrealized depreciation on futures                                    (362)                 --                  --
                                                                         -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                 7,937,042           6,428,232           4,181,120
                                                                         -----------------   -----------------   -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       8,613,363   $       6,894,826   $       3,910,236
                                                                         =================   =================   =================

See Notes to Financial Statements

                                                                           INTERNATIONAL     ACTIVELY MANAGED    INTERMEDIATE-TERM
                                                                            EQUITY FUND          BOND FUND           BOND FUND
                                                                         -----------------   -----------------   -----------------
NET INVESTMENT INCOME:
   Investment Income:
      Interest                                                           $          36,744   $       3,488,896   $         939,310
      Dividends (net of foreign withholding tax of $53,822)                        433,175                  --                  --
      Securities lending                                                             5,689               2,515               1,706
                                                                         -----------------   -----------------   -----------------
         Total Investment Income                                                   475,608           3,491,411             941,016
                                                                         -----------------   -----------------   -----------------

   Expenses:
      Investment management fees--Note 3A                                          270,773             254,169              69,847
      Shareholder servicing fees and expenses--Note 3B                             169,233             321,625              88,385
      Custodian fees and expenses                                                   48,530              15,190               5,326
      Legal, accounting and auditing fees                                           30,878              27,639              25,095
      Consultant fees                                                                6,370               6,370               6,370
      Trustees' fees and expenses--Note 3C                                          24,873              24,873              24,163
      Printing and postage                                                           3,617               3,516               4,345
      Insurance                                                                      5,874              10,206               2,737
      Other                                                                         18,934              18,934              18,934
                                                                         -----------------   -----------------   -----------------
         Total Expenses                                                            579,082             682,522             245,202
                                                                         -----------------   -----------------   -----------------

NET INVESTMENT INCOME (LOSS)                                                      (103,474)          2,808,889             695,814
                                                                         -----------------   -----------------   -----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS--NOTE 4:
Net realized gains (losses) on investments                                       4,319,984            (553,795)           (180,113)
Net realized gains on foreign currency transactions                                152,109                  --                  --
Net increase in unrealized appreciation (depreciation) on investments            5,651,239          (1,250,029)           (341,351)
Net decrease in unrealized depreciation on foreign currency transactions          (134,137)                 --                  --
                                                                         -----------------   -----------------   -----------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS                        9,989,195          (1,803,824)           (521,464)
                                                                         -----------------   -----------------   -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       9,885,721   $       1,005,065   $         174,350
                                                                         =================   =================   =================

See Notes to Financial Statements

RSI Retirement Trust

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                   CORE EQUITY FUND                      VALUE EQUITY FUND
                                                          -----------------------------------   -----------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED 3/31/2005    ENDED 9/30/2004    ENDED 3/31/2005    ENDED 9/30/2004
                                                          ----------------   ----------------   ----------------   ----------------
                                                            (UNAUDITED)                           (UNAUDITED)
OPERATIONS:
   Net investment income                                  $        676,321   $        358,828   $        466,594   $        793,554
   Net realized gains                                            4,572,572          8,922,059          1,626,205          5,931,803
   Net increase in unrealized appreciation                       3,364,470          3,172,661          4,802,027          8,366,914
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase in net assets resulting from operations          8,613,363         12,453,548          6,894,826         15,092,271
                                                          ----------------   ----------------   ----------------   ----------------

CAPITAL TRANSACTIONS:
   Value of units sold                                           5,854,211         15,534,022          5,849,560         23,094,926
   Value of units redeemed                                     (11,788,337)       (37,396,429)        (8,140,469)       (16,374,855)
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in net assets resulting from
    capital transactions                                        (5,934,126)       (21,862,407)        (2,290,909)         6,720,071
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase (decrease)                                       2,679,237         (9,408,859)         4,603,917         21,812,342

NET ASSETS at beginning of period                              143,652,672        153,061,531        102,235,791         80,423,449
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period                               $    146,331,909   $    143,652,672   $    106,839,708   $    102,235,791
                                                          ================   ================   ================   ================

UNIT TRANSACTIONS:
   Units outstanding at beginning of period                      1,890,248          2,169,946          1,142,511          1,063,383
                                                          ----------------   ----------------   ----------------   ----------------
   Units sold                                                       73,631            206,335             62,660            269,503
   Units redeemed                                                 (147,231)          (486,033)           (86,506)          (190,375)
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase (decrease) in unit transactions                    (73,600)          (279,698)           (23,846)            79,128
                                                          ----------------   ----------------   ----------------   ----------------
   Units outstanding at end of period                            1,816,648          1,890,248          1,118,665          1,142,511
                                                          ================   ================   ================   ================

                                                              EMERGING GROWTH EQUITY FUND            INTERNATIONAL EQUITY FUND
                                                          -----------------------------------   -----------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED 3/31/2005    ENDED 9/30/2004    ENDED 3/31/2005    ENDED 9/30/2004
                                                          ----------------   ----------------   ----------------   ----------------
                                                            (UNAUDITED)                           (UNAUDITED)
OPERATIONS:
   Net investment income (loss)                           $       (270,884)  $       (727,000)  $       (103,474)  $        391,626
   Net realized gains                                            6,867,935         11,935,632          4,472,093          3,859,820
   Net increase (decrease) in unrealized
    appreciation (depreciation)                                 (2,686,815)           804,988          5,517,102          5,603,938
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase in net assets resulting from operations          3,910,236         12,013,620          9,885,721          9,855,384
                                                          ----------------   ----------------   ----------------   ----------------

CAPITAL TRANSACTIONS:
   Value of units sold                                           3,222,379          7,932,730          2,656,528          5,688,470
   Value of units redeemed                                      (5,646,501)       (20,810,232)        (4,430,643)       (11,425,188)
                                                          ----------------   ----------------   ----------------   ----------------
   Net decrease in net assets resulting from
    capital transactions                                        (2,424,122)       (12,877,502)        (1,774,115)        (5,736,718)
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase (decrease)                                       1,486,114           (863,882)         8,111,606          4,118,666

NET ASSETS at beginning of period                               67,372,806         68,236,688         61,160,655         57,041,989
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period                               $     68,858,920   $     67,372,806   $     69,272,261   $     61,160,655
                                                          ================   ================   ================   ================

UNIT TRANSACTIONS:
   Units outstanding at beginning of period                        911,752          1,086,156          1,198,676          1,306,399
                                                          ----------------   ----------------   ----------------   ----------------
   Units sold                                                       41,512            113,853             47,186            117,334
   Units redeemed                                                  (72,066)          (288,257)           (78,426)          (225,057)
                                                          ----------------   ----------------   ----------------   ----------------
   Net decrease in unit transactions                               (30,554)          (174,404)           (31,240)          (107,723)
                                                          ----------------   ----------------   ----------------   ----------------
   Units outstanding at end of period                              881,198            911,752          1,167,436          1,198,676
                                                          ================   ================   ================   ================

See Notes to Financial Statements

                                                              ACTIVELY MANAGED BOND FUND            INTERMEDIATE-TERM BOND FUND
                                                          -----------------------------------   -----------------------------------
                                                             SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED 3/31/2005    ENDED 9/30/2004    ENDED 3/31/2005    ENDED 9/30/2004
                                                          ----------------   ----------------   ----------------   ----------------
                                                            (UNAUDITED)                           (UNAUDITED)
OPERATIONS:
   Net investment income                                  $      2,808,889   $      5,583,532   $        695,814   $      1,154,527
   Net realized losses                                            (553,795)          (567,376)          (180,113)          (145,254)
   Net decrease in unrealized depreciation                      (1,250,029)        (1,334,410)          (341,351)          (438,132)
                                                          ----------------   ----------------   ----------------   ----------------
   Net increase in net assets resulting from operations          1,005,065          3,681,746            174,350            571,141
                                                          ----------------   ----------------   ----------------   ----------------

CAPITAL TRANSACTIONS:
   Value of units sold                                           7,369,178         18,419,808          1,534,565          4,786,047
   Value of units redeemed                                      (8,782,904)       (28,895,124)        (2,376,801)        (8,073,482)
                                                          ----------------   ----------------   ----------------   ----------------
   Net decrease in net assets resulting from capital
    transactions                                                (1,413,726)       (10,475,316)          (842,236)        (3,287,435)
                                                          ----------------   ----------------   ----------------   ----------------
   Net decrease                                                   (408,661)        (6,793,570)          (667,886)        (2,716,294)

NET ASSETS at beginning of period                              127,483,043        134,276,613         35,487,748         38,204,042
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS at end of period                               $    127,074,382   $    127,483,043   $     34,819,862   $     35,487,748
                                                          ================   ================   ================   ================

UNIT TRANSACTIONS:
   Units outstanding at beginning of period                      2,454,986          2,658,948            815,091            891,366
                                                          ----------------   ----------------   ----------------   ----------------
   Units sold                                                      141,136            361,897             35,118            111,126
   Units redeemed                                                 (168,065)          (565,859)           (54,377)          (187,401)
                                                          ----------------   ----------------   ----------------   ----------------
   Net decrease in unit transactions                               (26,929)          (203,962)           (19,259)           (76,275)
                                                          ----------------   ----------------   ----------------   ----------------
   Units outstanding at end of period                            2,428,057          2,454,986            795,832            815,091
                                                          ================   ================   ================   ================

See Notes to Financial Statements

RSI Retirement Trust

 FINANCIAL HIGHLIGHTS

                                                                                        CORE EQUITY FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED
                                                    3/31/2005     -------------------------------------------------------------
                                                   (UNAUDITED)     9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
   (for a unit outstanding throughout the period)
Net Asset Value, beginning of the period           $     76.00    $   70.54    $   60.80    $   80.20    $  118.08    $  106.30
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Income (Loss) from Investment Operations:
   Net investment income (loss)                           0.36         0.18        (0.04)        0.37         0.60         0.33
   Net realized and unrealized gain (loss)
      on investments and futures                          4.19         5.28         9.78       (19.77)      (38.48)       11.45
                                                   -----------    ---------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    4.55         5.46         9.74       (19.40)      (37.88)       11.78
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, end of the period                 $     80.55    $   76.00    $   70.54    $   60.80    $   80.20    $  118.08
                                                   ===========    =========    =========    =========    =========    =========

TOTAL RETURN+                                             5.99%        7.74%       16.02%      (24.19)%     (32.08)%      11.08%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets++
   Expenses                                              (1.16)%      (1.17)%      (1.10)%      (1.04)%      (1.01)%      (0.99)%
   Net investment income (loss)                           0.91%        0.23%       (0.06)%       0.46%        0.60%        0.29%
Portfolio turnover rate                                  39.63%       52.45%      120.81%       39.24%        7.58%        5.86%

Net Assets, end of the period ($1,000's)           $   146,332    $ 143,653    $ 153,062    $ 128,882    $ 152,684    $ 200,691

                                                                                VALUE EQUITY FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED
                                                    3/31/2005     -------------------------------------------------------------
                                                   (UNAUDITED)     9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
   (for a unit outstanding throughout the period)
Net Asset Value, beginning of the period           $     89.48    $   75.63    $   64.12    $   77.46    $   88.10    $   72.01
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Income (Loss) from Investment Operations:
   Net investment income                                  0.41         0.70         0.64         0.67         0.68         0.73
   Net realized and unrealized gain (loss)
      on investments                                      5.62        13.15        10.87       (14.01)      (11.32)       15.36
                                                   -----------    ---------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    6.03        13.85        11.51       (13.34)      (10.64)       16.09
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, end of the period                 $     95.51    $   89.48    $   75.63    $   64.12    $   77.46    $   88.10
                                                   ===========    =========    =========    =========    =========    =========

TOTAL RETURN+                                             6.74%       18.31%       17.95%      (17.22)%     (12.08)%      22.34%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets++
   Expenses                                              (1.22)%      (1.24)%      (1.32)%      (1.26)%      (1.18)%      (1.08)%
   Expenses including expense offsets                    (1.22)%      (1.24)%      (1.32)%      (1.24)%      (1.17)%      (1.05)%
   Net investment income                                  0.88%        0.82%        0.91%        0.84%        0.77%        0.91%
Portfolio turnover rate                                  13.95%       51.63%       77.13%       47.13%       38.58%       71.85%

Net Assets, end of the period ($1,000's)           $   106,840    $ 102,236    $  80,423    $  65,726    $  74,405    $  88,445

 *   Using average units basis.
 +   Not annualized for periods of less than a year.
++   Annualized for periods of less than a year.

See Notes to Financial Statements

                                                                           EMERGING GROWTH EQUITY FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED
                                                    3/31/2005     -------------------------------------------------------------
                                                   (UNAUDITED)     9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
   (for a unit outstanding throughout the period)
Net Asset Value, beginning of the period           $     73.89    $   62.82    $   51.05    $   74.78    $  131.34    $   80.96
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Income (Loss) from Investment Operations:
   Net investment loss                                   (0.30)       (0.73)       (0.53)       (1.27)       (1.24)       (1.62)
   Net realized and unrealized gain (loss)
      on investments                                      4.55        11.80        12.30       (22.46)      (55.32)       52.00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    4.25        11.07        11.77       (23.73)      (56.56)       50.38
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, end of the period                 $     78.14    $   73.89    $   62.82    $   51.05    $   74.78    $  131.34
                                                   ===========    =========    =========    =========    =========    =========
TOTAL RETURN+                                             5.75%       17.62%       23.06%      (31.73)%     (43.06)%      62.23%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets++
   Expenses                                              (1.77)%      (1.83)%      (1.96)%      (1.99)%      (1.91)%      (1.79)%
   Expenses including expense offsets                    (1.77)%      (1.83)%      (1.96)%      (1.97)%      (1.89)%      (1.79)%
   Net investment loss                                   (0.77)%      (1.02)%      (0.98)%      (1.73)%      (1.29)%      (1.37)%
Portfolio turnover rate                                  73.14%       88.67%      161.68%       98.10%      102.33%      137.97%

Net Assets, end of the period ($1,000's)           $    68,859    $  67,373    $  68,237    $  52,867    $  62,503    $  98,703

                                                                             INTERNATIONAL EQUITY FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED
                                                    3/31/2005     -------------------------------------------------------------
                                                   (UNAUDITED)     9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
   (for a unit outstanding throughout the period)
Net Asset Value, beginning of the period           $     51.02    $   43.66    $   37.85    $   45.54    $   61.82    $   55.87
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Income (Loss) from Investment Operations:
   Net investment income (loss)                          (0.09)        0.31         0.46         0.22         0.25         0.09
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions                                        8.41         7.05         5.35        (7.91)      (16.53)        5.86
                                                   -----------    ---------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    8.32         7.36         5.81        (7.69)      (16.28)        5.95
                                                   -----------    ---------    ---------    ---------    ---------    ---------
Net Asset Value, end of the period                 $     59.34    $   51.02    $   43.66    $   37.85    $   45.54    $   61.82
                                                   ===========    =========    =========    =========    =========    =========
TOTAL RETURN+                                            16.31%       16.86%       15.35%      (16.89)%     (26.33)%      10.65%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets++
   Expenses                                              (1.71)%      (1.61)%      (1.70)%      (1.71)%      (1.62)%      (1.64)%
   Net investment income (loss)                          (0.31)%       0.63%        1.13%        0.48%        0.45%        0.14%
Portfolio turnover rate                                  46.63%       98.88%       24.50%       17.60%       15.79%       30.82%

Net Assets, end of the period ($1,000's)           $    69,272    $  61,161    $  57,042    $  44,696    $  48,356    $  56,991

 *   Using average units basis.
 +   Not annualized for periods of less than a year.
++   Annualized for periods of less than a year.

See Notes to Financial Statements

                                                                            ACTIVELY MANAGED BOND FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED
                                                    3/31/2005     -------------------------------------------------------------
                                                   (UNAUDITED)     9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
   (for a unit outstanding throughout the period)
Net Asset Value, beginning of the period           $     51.93    $   50.50    $   49.16    $   45.53    $   39.31    $   37.21
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Income (Loss) from Investment Operations:
   Net investment income                                  1.14         2.14         2.54         2.66         2.78         2.67
   Net realized and unrealized gain (loss)
      on investments                                     (0.73)       (0.71)       (1.20)        0.97         3.44        (0.57)
                                                   -----------    ---------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    0.41         1.43         1.34         3.63         6.22         2.10
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, end of the period                 $     52.34    $   51.93    $   50.50    $   49.16    $   45.53    $   39.31
                                                   ===========    =========    =========    =========    =========    =========
TOTAL RETURN+                                             0.79%        2.83%        2.73%        7.97%       15.82%        5.64%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets++
   Expenses                                              (1.06)%      (1.03)%      (0.93)%      (0.89)%      (0.85)%      (0.82)%
   Net investment income                                  4.37%        4.20%        5.11%        5.69%        6.54%        7.09%
Portfolio turnover rate                                  21.42%       53.28%       77.69%       28.28%       11.60%       16.81%

Net Assets, end of the period ($1,000's)           $   127,074    $ 127,483    $ 134,277    $ 131,720    $ 132,442    $ 153,930

                                                                           INTERMEDIATE-TERM BOND FUND
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED
                                                    3/31/2005     -------------------------------------------------------------
                                                   (UNAUDITED)     9/30/04      9/30/03      9/30/02      9/30/01      9/30/00
                                                   -----------    ---------    ---------    ---------    ---------    ---------
PER UNIT OPERATING PERFORMANCE:*
   (for a unit outstanding throughout the period)
Net Asset Value, beginning of the period           $     43.54    $   42.86    $   42.16    $   40.48    $   36.53    $   34.54
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Income (Loss) from Investment Operations:
   Net investment income                                  0.86         1.34         1.36         1.95         2.17         2.07
   Net realized and unrealized gain (loss)
      on investments                                     (0.65)       (0.66)       (0.66)       (0.27)        1.78        (0.08)
                                                   -----------    ---------    ---------    ---------    ---------    ---------
      Total from Investment Operations                    0.21         0.68         0.70         1.68         3.95         1.99
                                                   -----------    ---------    ---------    ---------    ---------    ---------

Net Asset Value, end of the period                 $     43.75    $   43.54    $   42.86    $   42.16    $   40.48    $   36.53
                                                   ===========    =========    =========    =========    =========    =========

TOTAL RETURN+                                             0.48%        1.59%        1.66%        4.15%       10.81%        5.76%

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets++
   Expenses                                              (1.39)%      (1.38)%      (1.37)%      (1.33)%      (1.24)%      (1.20)%
   Net investment income                                  3.94%        3.11%        3.20%        4.73%        5.62%        5.90%
Portfolio turnover rate                                  19.00%       71.15%       99.53%       71.62%       18.34%       14.39%

Net Assets, end of the period ($1,000's)           $    34,820    $  35,488    $  38,204    $  40,577    $  43,019    $  51,805

 *   Using average units basis.
 +   Not annualized for periods of less than a year.
++   Annualized for periods of less than a year.

See Notes to Financial Statements

RSI Retirement Trust

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. GENERAL

     Participation in RSI Retirement Trust ("the Trust") is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code ("Participating Plans").

     In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing, as of March 31, 2005, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. ("Distributors") acts as the primary distributor of the Investment Funds' units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. ("RSGroup(R)").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

A. SECURITIES VALUATION. Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

     1. each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing price or bid price;

     2. United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

     3. short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

     Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by Trust's Board of Trustees ("Trustees").

     Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust's assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on an accrual basis. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

C. REPURCHASE AGREEMENTS. The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' adviser, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. The collateral received in the repurchase agreements is deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. SECURITIES LENDING. The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

     Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

E. DIVIDENDS TO UNITHOLDERS. The Trust does not normally declare nor pay dividends on its net investment income or capital gains.

F. FEDERAL INCOME TAXES. The Trust has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under
Section 501(a) of the Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with
Section 401 of the Code.

G    ACCOUNTING ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

H. ALLOCATION METHODS. The Trust accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributable to each Investment Fund are charged to that Investment Fund's operations; expenses that are applicable to all Investment Funds are allocated evenly, or by another appropriate basis, among the Investment Funds.

     Administrative expenses incurred by the Trust relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

I. FINANCIAL FUTURES CONTRACTS. The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

J. OPTIONS VALUATION. The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security. For the six months ended March 31, 2005, the Investment Funds did not write any options.

K. FORWARD CURRENCY CONTRACTS. A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     As of March 31, 2005, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements as the Fund's net unrealized loss of $3,963, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at March 31, 2005.

           CONTRACT AMOUNT                                              SETTLEMENT     UNREALIZED
           (LOCAL CURRENCY)   FORWARD CURRENCY CONTRACTS                   DATE        GAIN (LOSS)
           ----------------   --------------------------                ----------     -----------
                              Short Contracts
                  2,752,528    Czech Koruna for U.S. $119,400            06/27/05     $        113
                 10,567,200    Czech Koruna for U.S. $470,909            08/31/05           11,552
                 22,287,447    Hungarian Forint for U.S. $115,800        06/29/05              105
                    741,440    Polish Zloty for U.S. $231,700            06/27/05           (3,148)
                    329,267    Turkish Lira for U.S. $232,500            06/24/05            2,913
                    276,987    Turkish Lira for U.S. $197,200            06/27/05           (1,955)
                    596,461    Turkish Lira for U.S. $414,900            06/30/05          (13,543)
                                                                                      ------------
                              Net Unrealized Loss                                     $     (3,963)
                                                                                      ============

NOTE 3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT MANAGEMENT FEES. Retirement System Investors Inc. ("RSI") is the investment adviser to the Trust and retains sub-advisers to manage each of the Investment Funds. The Investment Funds pay RSI an investment adviser fee to provide general oversight with respect to portfolio management and compliance matters, that includes reporting of Investment Fund and sub-adviser performance to the Trustees and its Investment Committee, sub-advisory portfolio analysis, and presentations to unitholders.

     As of March 31, 2005, under a "manager of managers" contract between the Trust and RSI, the Core Equity Fund, Emerging Growth Equity Fund and International Equity Fund each pay an advisory fee to RSI as the investment adviser (Total Advisory Fee, below) at the annual fee schedules shown, based on the respective Fund's average daily net assets. From the total advisory fee, RSI pays an annual fee rate to the Investment Funds' sub-advisers (Sub-Advisory Fee, below). Prior to October 1, 2004, the Core Equity and Emerging Growth Equity Funds each paid a total advisory fee to RSI consisting of the sub-advisory fee, payable to the sub-advisers, at the sub-advisory fee rate listed below, plus the investment adviser fee of 0.20% per annum of the respective Investment Fund's average daily net assets, retained by RSI.

     INVESTMENT FUND      TOTAL ADVISORY FEE               SUB-ADVISER                          SUB-ADVISORY FEE
     ---------------      ------------------               -----------                          ----------------
     Core Equity Fund     0.52% on first $250 million,     RCM Capital Management LLC           0.40% on first $100 million,
                          0.48% over $250 million                                               0.25% on next $300 million,
                                                                                                0.20% on next $600 million,
                                                                                                0.15% over $1 billion

                                                           Northern Trust Investments, N.A      0.16% on first $25 million,
                                                                                                0.10% on next $25 million,
                                                                                                0.06% on next $50 million,
                                                                                                0.04% over $100 million

     Emerging Growth      1.04% on first $150 million,     Neuberger Berman                     0.80%
     Equity Fund          0.94% over $150 million          Management Inc

                                                           Batterymarch Financial               0.85% on first $25 million,
                                                           Management, Inc.                     0.70% on next $75 million,
                                                                                                0.60% over $100 million

     International        0.80%                            Julius Baer Investment               0.80% on first $20 million,
     Equity Fund                                           Management LLC                       0.60% on next $20 million,
                                                                                                0.50% on next $60 million,
                                                                                                0.40% over $100 million

     As of March 31, 2005, the Value Equity Fund, Actively Managed Bond Fund and Intermediate-Term Bond Fund pay an advisory fee to RSI as the investment adviser (Total Advisory Fee, below) at the annual fee rates shown, based on the respective Investment Fund's average daily net assets. From the total advisory fees, RSI retains 0.20% per annum based on the average daily net assets of the Value Equity Fund and 0.15% per annum based on the average daily net assets of the Actively Managed Bond Fund and the Intermediate-Term Bond Fund. RSI pays an annual fee to the Value Equity Fund's sub-adviser (Sub-Advisory Fee, below), based on its average daily net assets as shown in the table. The sub-adviser to the Actively Managed Bond Fund and Intermediate-Term Bond Fund is paid by RSI the annual fee, also as indicated below, based on the combined average daily net assets of these two Investment Funds.

     INVESTMENT FUND      TOTAL ADVISORY FEE               SUB-ADVISER                          SUB-ADVISORY FEE
     ---------------      ------------------               -----------                          ----------------
     Value Equity Fund    0.55% on first $150 million,     Shay Assets Management, Inc.         0.35% on first $150 million,
                          0.50% over $150 million                                               0.30% over $150 million

     Actively Managed     0.40% on first $150 million,     Shay Assets Management, Inc.         0.25% on first $150 million,
     Bond and             0.35% over $150 million                                               0.20% over $150 million
     Intermediate-Term
     Bond Funds

     Fees incurred by RSI pursuant to the provisions of its investment management contracts are payable monthly to RSI and quarterly to all sub-advisers.

B. SHAREHOLDER SERVICING FEES. For the six months ended March 31, 2005, shareholder servicing fees and expenses consisted of fees paid to Retirement System Consultants Inc., (a subsidiary of RSGroup(R)) under a contract for providing administrative services for the Investment Funds. Pursuant to the terms of the contract each of the Investment Funds pays Retirement System Consultants Inc. 0.50% per annum of average daily net assets.

C. TRUSTEE COMPENSATION. Each Trustee who is not an officer of the Trust receives an annual fee of $15,000 and a fee of $950 per meeting attended, or $400 for a telephonic meeting. The officers of the Trust, with the exception of Trust President William Dannecker, are also officers of RSGroup(R) and its subsidiaries.

     Each Trustee is eligible to participate in a non-qualified Code Section 457 unfunded deferred compensation plan, which permits deferral of annual fees and meeting fees earned each calendar year up to the lesser of $14,000 or 100% of such fees. Compensation deferred is distributable in full upon retirement or earlier termination from services as a Trustee unless deferred to a later date in accordance with the Plan's provisions. Minimum distributions are required beginning as of the April 1st following attainment of age 70-1/2. Earlier distributions are permitted only for an "unforeseeable emergency" as defined in the Plan.

D. INDEMNIFICATIONS. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

NOTE 4. SECURITIES TRANSACTIONS

     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the six months ended March 31, 2005:

                                        PURCHASES            SALES
                                        ---------            -----
     Core Equity Fund              $   57,742,179   $   61,538,911
     Value Equity Fund                 14,137,348       16,843,526
     Emerging Growth Equity Fund       49,510,215       53,544,325
     International Equity Fund         31,618,727       30,313,305
     Actively Managed Bond Fund        25,270,230       26,158,463
     Intermediate-Term Bond Fund        6,801,691        6,383,093

     For Federal income tax purposes, the aggregate cost and net unrealized appreciation (depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at March 31, 2005 for each of the Investment Funds was as follows:

                                                    NET UNREALIZED             GROSS            GROSS
                                        AGGREGATE     APPRECIATION        UNREALIZED       UNREALIZED
                                             COST   (DEPRECIATION)      APPRECIATION     DEPRECIATION
                                   --------------   --------------    --------------   --------------
     Core Equity Fund              $  137,871,124   $   18,416,233    $   22,828,775   $   (4,412,542)
     Value Equity Fund                 92,795,786       18,361,158        20,466,071       (2,104,913)
     Emerging Growth Equity Fund       69,755,667        9,052,628        10,893,547       (1,840,919)
     International Equity Fund         63,436,978        9,028,030        10,026,412         (998,382)
     Actively Managed Bond Fund       127,280,615        2,197,127         3,231,010       (1,033,883)
     Intermediate-Term Bond Fund       35,551,517         (270,193)          230,731         (500,924)

     The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 2005. The cash collateral received was invested into repurchase agreements.

                                                                            VALUE OF
                                                                          SECURITIES         VALUE OF
                                                                              LOANED       COLLATERAL
                                                                      --------------   --------------
     Core Equity Fund                                                 $    9,571,067   $    9,829,377
     Value Equity Fund                                                     1,919,058        1,947,580
     Emerging Growth Equity Fund                                           8,769,394        9,112,937
     International Equity Fund                                             4,020,554        4,245,065
     Actively Managed Bond Fund                                              640,922          656,946

     These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds' obligations under the contracts. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

NOTE 5. INVESTMENT RISKS

     Investing in mutual funds involves risk. The equity funds of the Trust (Core Equity, Value Equity, Emerging Growth Equity and International Equity Funds) are subject to stock market risk. Stocks held by the funds may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, the Emerging Growth Equity Fund invests in the stocks of smaller companies. Investing in such companies involves greater risk than securities of larger, more established companies, as they often have limited product lines, markets or financial resources, and may also be subject to less liquidity.

     The International Equity Fund and certain other of the Investment Funds invest in securities of foreign entities or securities denominated in foreign currencies which involve risks not typically involved in domestic investments. Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. To the extent an Investment Fund invests in companies in emerging market countries it is exposed to additional volatility. An Investment Fund's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

     The bond funds of the Trust (the Actively Managed Bond and Intermediate-Term Bond Funds) are subject to several major types of risks that could cause the value of a bond fund to decline. These include credit risk (the chance that an issuer of a bond will default by failing to make interest payments or to repay principal at maturity, or that a bond will have its credit rating downgraded); interest rate risk (decline in bond values as a result of a rise in interest rates); inflation risk (chance that the value of an investment will be eroded with inflation, the increase in the cost of goods and services); and prepayment risk (chance that a bond issuer will prepay it at a time when interest rates have declined).

RSI Retirement Trust

 2004 ANNUAL MEETING RESULTS

     On November 30, 2004, RSI Retirement Trust held its Annual Meeting of Trust Participants to consider: (1) the election of the three Trustees for terms of three years, and (2) ratification or rejection of Anchin, Block & Anchin LLP as independent accountants of RSI Retirement Trust for the fiscal year ending September 30, 2004.

PROPOSAL 1:  ELECTION OF TRUSTEES

                                                           % OF                  % OF
                                         UNITS          UNITS VOTED        OUTSTANDING UNITS
                                         -----          -----------        -----------------
NOMINEE:

CANDACE COX


For:                                     6,815,897         99.27                 81.29

Against:                                    49,795          0.73                  0.59

Abstain:                                         0          0.00                  0.00


NOMINEE:

WILLIAM A. MCKENNA, JR.


For:                                     6,815,897         99.27                 81.29

Against:                                    49,795          0.73                  0.59

Abstain:                                         0          0.00                  0.00


NOMINEE:

RAYMOND L. WILLIS


For:                                     6,815,897         99.27                 81.29

Against:                                    49,795          0.73                  0.59

Abstain:                                         0          0.00                  0.00

PROPOSAL 2:  RATIFICATION OF INDEPENDENT ACCOUNTANTS ANCHIN, BLOCK & ANCHIN LLP

                                                           % OF                  % OF
                                         UNITS          UNITS VOTED        OUTSTANDING UNITS
                                         -----          -----------        -----------------
For:                                     6,851,401         99.79                 81.71

Against:                                       444          0.01                  0.01

Abstain:                                    13,847          0.20                  0.17

RSI Retirement Trust

 OFFICERS AND SERVICE PROVIDERS

OFFICERS

William Dannecker, President
Stephen P. Pollak, Esq., Executive Vice President, Counsel, Secretary and Chief Compliance Officer
John F. Saunders, Executive Vice President
C. Paul Tyborowski, Executive Vice President
Stephen A. Hughes, Senior Vice President
William J. Pieper, Senior Vice President and Treasurer
Philip J. Adriani, Jr., Vice President and Anti-Money Laundering Compliance Officer
Veronica A. Fisher, Vice President and Assistant Treasurer
G. Michael Morgenroth, Vice President
Jan M. Schultz, Ph.D., First Vice President
Elizabeth Bello, Second Vice President
Maureen Hamblin, Second Vice President
Cindy McDonald, Second Vice President
Amy Morneweck, Second Vice President
Gary Pallatta, Second Vice President
Regina Verzosa, Second Vice President

CONSULTANTS

Actuarial--Retirement System Consultants Inc.
Administrative and Recordkeeping--Retirement System Consultants Inc. Investments--Evaluation Associates LLC--A Milliman Company

INVESTMENT ADVISER

Retirement System Investors Inc.

SUB-ADVISERS

Batterymarch Financial Management, Inc.
Julius Baer Investment Management LLC
Neuberger Berman Management Inc.
Northern Trust Investments, N.A.
RCM Capital Management LLC
Shay Assets Management, Inc.

CUSTODIAN

Custodial Trust Company

DISTRIBUTOR

Retirement System Distributors Inc.

TRANSFER AGENT

Retirement System Consultants Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Anchin, Block & Anchin LLP

COUNSEL

Shearman & Sterling LLP

RSI Retirement Trust

 TRUSTEES AND SENIOR OFFICERS

     The following table gives background information about each member of the Trust's Board of Trustees ("Trustees") and its senior officers. The table separately lists Trustees who are "interested persons" of the Trust and those who are "independent trustees." As of March 31, 2005, 75% of the Trustees are "independent trustees." Trustees are "interested persons" of the Trust if they are Directors or officers of Retirement System Investors Inc. or its parent Retirement System Group Inc. ("RSGroup(R)") or by virtue of their executive positions with plan sponsors of plans of participation in the Trust that held an interest in RSGroup(R) stock. The address of each Trustee and senior officer listed is RSI Retirement Trust, 150 East 42nd Street, New York, NY 10017. Each member of the Board of Trustees oversees all six Investment Fund portfolios in RSI Retirement Trust and is elected for a three-year term.

INTERESTED TRUSTEES

TRUSTEE                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
-------                               ------------------------------------------------------------------------
William Dannecker*                    President and Trustee of the Trust; Chairman of the Board of Directors
Birth Date: December 5, 1939          of Retirement System Group Inc.; Director of Retirement System Investors
President and Trustee                 Inc.; Director of Retirement System Consultants Inc.; Director of
Began Employment: 1968                Retirement System Distributors Inc.; Director of RSG Insurance Agency
                                      Inc.; and Chairman of the Board of Directors of RSGroup Trust Company.

Joseph R. Ficalora+                   Trustee of the Trust; President and Chief Executive Officer of New York
Birth Date: August 12, 1946           Community Bancorp, Inc.; President and Chief Executive Officer of New York
Trustee                               Community Bank; Director of the Federal Home Loan Bank; member of the
Began Serving: 2002                   Federal Reserve Bank Advisory Council; Past Chairman and currently a
                                      Director of the Community Bankers Association of New York State and
                                      Chairman of Group VI and a member of the Executive Committee; Director of Asset Management Fund Large Cap Equity Institutional Fund, Inc.;
                                      President and Director of the Queens Library Foundation Board; Director
                                      or Trustee of Queens College Foundation; Queensborough Community College
                                      Fund; Flushing Cemetery; Queens Borough Public Library; Forest Park
                                      Trust; and New York Hall of Science. Also a member of the Advisory
                                      Council of the Queens Museum of Art.

William A. McKenna, Jr.++             Trustee of the Trust; Chairman Emeritus, Ridgewood Savings Bank,
Birth Date: December 26, 1936         Ridgewood, New York; Trustee of St. Joseph's College; Director of
Trustee                               St. Vincent's Services; Director of Boys Hope Girls Hope; Director of Asset
Began Serving: 1998                   Management Fund Large Cap Equity Institutional Fund, Inc.; Director of
                                      Asset Management Fund; Director of Retirement System Group Inc.;
                                      Director of RSGroup Trust Company; Director of The Calvary Fund; Member
                                      of the Cardinal's Committee for Charity; Director of American Institute
                                      of Certified Public Accountants; Director of Irish Educational
                                      Development Foundation; Trustee of the Catholic University of America;
                                      Member of U.S. Advisory Board for All Hallows College; Member of NYC
                                      Leadership Council for Habitat for Humanity; Director of St. Aloysius
                                      School; and Member of the Hofstra University Zarb School of Business
                                      Strategic Partnership Board.

 * Mr. Dannecker is an "interested person" because he is a Director of RSGroup(R) and its subsidiary Retirement System Investors Inc., investment adviser to the Trust.
 + Mr. Ficalora is an "interested person" of the Trust because he is an executive officer of a plan sponsor of a plan of participation in the Trust that held an interest in RSGroup(R) stock.
++ Mr. McKenna is an "interested person" of the Trust because he is a Director of RSGroup(R) and is an executive officer of a plan sponsor of a plan of participation in the Trust that held an interest in RSGroup(R) stock.

INDEPENDENT TRUSTEES

TRUSTEE                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
-------                               ------------------------------------------------------------------------
Herbert G. Chorbajian                 Trustee of the Trust; Director of Charter One Financial, Inc. from
Birth Date: September 4, 1938         November 1998 to September 2004 and Vice Chairman from November 1998 to
Trustee                               June 2003; Chairman and Chief Executive Officer from October 1990 and
Began Serving: 1994                   President and Director from June 1985 to November 1998 of ALBANK, FSB,
                                      Albany, New York; Chairman, President and Chief Executive Officer of
                                      ALBANK Financial Corporation, Albany, New York from December 1991 to
                                      November 1998; Director or Trustee of the Northeast Health Foundation,
                                      Inc.; and the Albany Cemetery Association.

Thomas F. Collins                     Trustee of the Trust; Principal of HAS Associates Inc. since 1990;
Birth Date: July 31, 1943             Director of South Shore Mental Health Center, Quincy Mass, since 1984.
Trustee
Began Service: 2004

Candace Cox                           Trustee of the Trust; Managing Director, Emerald Capital Advisors, LLC;
Birth Date: August 26, 1951           formerly Director of Institutional Investments with Lord Abbett & Co.
Trustee                               from December 1999 to February 2000; and President and Chief Investment
Began Serving: 1992                   Officer, Bell Atlantic (formerly NYNEX) Asset Management Company from
                                      November 1995 to May 1998.

James P. Cronin                       Trustee of the Trust; President, Treasurer and Chief Executive Officer
Birth Date: June 10, 1945             of Dime Bank, Norwich, Connecticut; Director or Trustee of Norwich Free
Trustee                               Academy; St. Jude Common; John S. Blackmar Trust; W.W. Backus Hospital;
Began Serving: 1997                   RSGroup Trust Company; and Integrated Day Charter School Foundation.

Maurice E. Kinkade                    Trustee of the Trust; Adjunct Professor of Finance, Marist College;
Birth Date: January 10, 1942          formerly Director of Development, Maplebrook School, Amenia, New York,
Trustee                               from September 1994 to June 2001.
Began Serving: 1987

Joseph L. Mancino                     Trustee of the Trust; Director of New York Community Bancorp., Inc.;
Birth Date: July 20, 1937             formerly Chairman and Chief Executive Officer of The Roslyn Savings
Trustee                               Bank, Jericho, New York and Vice Chairman, President and Chief Executive
Began Serving: 2000                   Officer of Roslyn Bancorp, Inc.; Director of Helen Keller Services For
                                      The Blind; Theodore Roosevelt Council-Boy Scouts of America; Interfaith
                                      Nutrition Network; National Center for Disability Services; Winthrop
                                      Hospital; and SBLI USA.

John M. Scarchilli                    Trustee of the Trust; President and Chief Executive Officer of Pioneer
Birth Date: April 21, 1951            Savings Bank, Troy, New York since 1997, and bank officer since 1977;
Trustee                               Trustee of Pioneer Savings Bank since 1997; Trustee since 1997; Director
Began Serving: 2005                   or Trustee of Rensselaer Gateway Development Corporation; Commission on
                                      Economic Opportunity; Center for Economic Growth; Northeast Health
                                      Foundation; Rensselaer County Community Hospice Foundation; Community
                                      Bankers Association of New York State; and America's Community Bankers.

TRUSTEE                               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
-------                               ------------------------------------------------------------------------
William L. Schrauth                   Trustee of the Trust; retired President and Chief Executive Officer,
Birth Date: April 25, 1935            Partners Trust Bank (formerly The Savings Bank of Utica), Utica,
Trustee                               New York from August 1977 to December 2000; Interim Executive Director
Began Serving: 1981                   for the Community Foundation of Herkimer & Oneida Counties, Inc., from
                                      August 2001 to July 2002; and Director of RSGroup Trust Company.

Raymond L. Willis                     Trustee of the Trust; private investments; Chairman, U.T.C. Pension
Birth Date: January 12, 1936          Trust, Ltd.; President, U.T. Insurance Ltd.; Director of Association of
Trustee                               Private Pension and Welfare Plans; and Trustee of Employee Benefits
Began Serving: 1985                   Research Institute.

NON-TRUSTEE SENIOR OFFICERS

SENIOR OFFICER                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
--------------                        ------------------------------------------------------------------------
William J. Pieper                     Senior Vice President and Treasurer of the Trust; Senior Vice President,
Birth Date: October 30, 1951          Trust Services of Retirement System Group Inc.; Senior Vice President,
Senior Vice President And Treasurer   Trust Services of RSGroup Trust Company; formerly Vice President,
Began Employment: 2004                Manager of Fiduciary Services, People's Bank, Bridgeport, Connecticut
                                      from August 1985 to April 2004.

Stephen P. Pollak Birth Date:         Executive Vice President, Counsel, Secretary and Chief Compliance
August 27, 1945                       Officer of the Trust; Director, Executive Vice President, Counsel and
Executive Vice President, Counsel,    Secretary of Retirement System Group Inc.; Director, Vice President and
Secretary and Chief Compliance        Secretary of Retirement System Consultants Inc.; Director, Vice
Officer                               President, Secretary and Compliance Officer of Retirement System
Began Employment: 1986                Distributors Inc.; Director, Vice President and Secretary of Retirement
                                      System Investors Inc.; Director and President of RSG Insurance Agency
                                      Inc.; Director, Executive Vice President, Counsel and Secretary of
                                      RSGroup Trust Company; and Secretary of The Multi-Bank Association of
                                      Delaware, Newark, Delaware.

C. Paul Tyborowski                    Executive Vice President of the Trust; Director, President and Chief
Birth Date: September 4, 1953         Executive Officer of Retirement System Group Inc.; Director, President
Executive Vice President              and Chief Executive Officer of RSGroup Trust Company; President of
Began Employment: 1998                Retirement System Distributors Inc.; President of Retirement System
                                      Investors Inc.; President of the Multi-Bank Association of Delaware,
                                      Newark, Delaware; formerly Managing Director and Director of Marketing at Columbus Circle Investors, Stamford, Connecticut, and President and
                                      Chief Executive Officer of Columbus Circle Trust Co. from 1994 to 1998.

RSI Retirement Trust

 ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

     RSI Retirement Trust's proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities, are available upon request, free of charge, by calling RSI Retirement Trust at 800-772-3615 or by writing to RSI Retirement Trust, 150 East 42nd Street, 27th Floor, New York, NY 10017.

     Information regarding how the RSI Retirement Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-772-3615; or by writing to RSI Retirement Trust, 150 East 42nd Street, 27th Floor, New York,
NY 10017; and (ii) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     RSI Retirement Trust provides a complete list of each Investment Fund's holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the RSI Retirement Trust's semi-annual and annual reports to unitholders. For the first and third quarters, the RSI Retirement Trust files the lists with the SEC on Form N-Q. Unitholders can find the RSI Retirement Trust's Form N-Q on the SEC's website at www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information ("SAI") contains additional information about the RSI Retirement Trust's Board of Trustees and its senior officers. The SAI is available to unitholders without charge, by calling 800-772-3615, or on the SEC's website at www.sec.gov.

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RSI Retirement Trust

 NOTES

                                       47
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[RETIREMENT SYSTEM DISTRIBUTORS INC.(R) LOGO}

                                  Broker/Dealer
                                RETIREMENT SYSTEM
                                Distributors Inc.

                        150 East 42nd Street, 27th Floor
                             New York, NY 10017-5633
                                 1-800-772-3615
                                 www.rsgroup.com

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

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     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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     (e)     (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

         NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

         CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

         NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

         CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     RSI Retirement Trust
            ----------------------------------------------------------------

By (Signature and Title)* /s/ William Dannecker, President
                         -------------------------------------------------------
                          William Dannecker, President
                          ----------------------------

Date 5/26/05
     -------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Dannecker, President
                         ---------------------------------------------------
                          William Dannecker, President
                          ----------------------------

Date 5/26/05
     -------------------------------------------------

By (Signature and Title)*  /s/ William J.Pieper, Treasurer
                         ----------------------------------------------
                           William J.Pieper, Treasurer
                          ----------------------------

Date 5/26/05
     -------------------------------------------------


* Print the name and title of each signing officer under his or her signature.